Registration No. 33-73244

  As filed with the Securities and Exchange Commission on December 31, 1996

===========================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.  10                         X

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

                  Amendment No.  12                                        X

                        (Check appropriate box or boxes)

                        TEMPLETON GLOBAL INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

    700 CENTRAL AVENUE, P.O. BOX 33030, ST. PETERSBURG, FLORIDA 33733-8030
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (813) 823-8712

                                 John K. Carter
                               700 Central Avenue
                                 P.O. Box 33030
                       ST. PETERSBURG, FLORIDA 33733-8030
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

            immediately upon filing pursuant to paragraph (b) of Rule 485

     X      on JANUARY 1, 1997 pursuant to paragraph (b) of Rule 485

            60 days after filing pursuant to paragraph (a)(1) of Rule 485

            on       pursuant to paragraph (a)(1) of Rule 485

            75 days after filing pursuant to paragraph (a)(2) of Rule 485

            on       pursuant to paragraph (a)(2) of Rule 485

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment

------------------------------------------------------------------------------

The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and filed its Rule 24f-2 Notice for the fiscal year ended March 31, 1996 on May 29, 1996.


PAGE



                        TEMPLETON GLOBAL INVESTMENT TRUST

                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART A

N-1A                                                      LOCATION IN
ITEM NO.            ITEM                           REGISTRATION STATEMENT


  1               Cover page                        Cover Page

  2               Synopsis                           Expense Summary

  3               Condensed Financial                "Financial Highlights";
                  Information                        "How Do the Funds
                                                      Measure Performance?"

  4               General Description                "How Is the Trust Organized?";
                  of Registrant                      "How Do the Funds Invest Their Assets?";
                                                     "What Are the Funds' Potential Risks?"

  5               Management of the Fund             "Who Manages the Funds?"

  5A              Management's Discussion            Contained in Registrant's Annual
                  of Fund Performance                 Report to Shareholders

  6               Capital Stock and Other            "How Are the Funds Organized?"; "Services
                  Securities                          to Help You Manage Your Account"; "What
                                                      Distributions Might I Received From the Funds?";
                                                     "How Taxation Affects You and the Funds?"

  7               Purchase of Securities             "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                      Shares for Shares of Another Fund?";
                                                    "Transaction Procedures and Special
                                                     Requirements"; "Services to Help You Manage
                                                     Your Account"; "Who Manages the Funds?" "Useful
                                                     Terms and Definitions"

  8               Redemption or Repurchase          "May I Exchange Shares for Shares of Another
                                                     Fund?"; "How Do I Sell Shares?"; "Transaction
                                                     Procedures and Special Requirements"? "Services
                                                     to Help You Manage Your Account"

  9               Pending Legal Procedures          Not Applicable




PAGE


                        TEMPLETON GLOBAL INVESTMENT TRUST

                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART B

N-1A                                                          LOCATION IN
ITEM NO.             ITEM                           REGISTRATION STATEMENT
 10               Cover Page                         Cover Page

 11               Table of Contents                  Table of Contents

 12               General Information and            Not Applicable
                  History

 13               Investment Objectives and         "How Do the Funds Invest Their Assets?";
                  Policies                          "Investment Restrictions"; "What Are the
                                                     Funds' Potential Risks?"

 14               Management of the                  "Officers and Trustees"; "Investment
                  Registrant                          Advisory and Other Services"

 15               Control Persons and                "Officers and Trustees"; "Investment
                  Principal Holders of                Advisory and Other Services"; "Miscellaneous
                  Securities                          Information?"

 16               Investment Advisory and            "Investment Advisory and Other Services";
                  Other Services                     "The Funds' Underwriter"

 17               Brokerage Allocation and          "How Do the Funds Buy Securities
                  Other Practices                    For Their Portfolio?"

 18               Capital Stock and Other            "Miscellaneous Information"; "See Prospectus
                  Securities                         "How Is The Trust Organized?"

 19               Purchase, Redemption and          "How Do I Buy, Sell and Exchange Shares?";
                  Pricing of Securities              "How Are Fund Shares Valued?";
                  Being Offered                      "Financial Statements"

 20               Tax Status                        "Additional Information on Distributions
                                                     and Taxes"

 21               Underwriters                       "The Funds' Underwriter"

 22               Calculation of Performance         "How Do the Funds Measure Performance?"
                  Data

 23               Financial Statements               Financial Statements

===============================================================================



PAGE

                                     PART A
                                   PROSPECTUS



PAGE



                               PROSPECTUS
                             &  APPLICATION

                                      LOGO

                         TEMPLETON REGION FUNDS
                            TEMPLETON GREATER
                              EUROPEAN FUND

                             TEMPLETON LATIN
                              AMERICA FUND

           --------------------------------------------------
                             JANUARY 1, 1997

                           INVESTMENT STRATEGY
                              GLOBAL GROWTH

                                  LOGO
--------------------------------------------------------------------------------

This prospectus describes the Advisor Class shares of Templeton Greater European Fund and Templeton Latin America Fund of Templeton Global Investment Trust. This prospectus contains information you should know before investing in the Funds. Please keep it for future reference.

INVESTMENTS IN FOREIGN SECURITIES INVOLVE CERTAIN CONSIDERATIONS WHICH ARE NOT NORMALLY INVOLVED IN INVESTMENT IN SECURITIES OF U.S. COMPANIES, AND AN INVESTMENT IN THE FUNDS MAY BE CONSIDERED SPECULATIVE. EACH FUND MAY INVEST WITHOUT LIMIT IN EMERGING MARKET COUNTRIES, BORROW MONEY FOR INVESTMENT PURPOSES, AND MAY INVEST UP TO 15% OF ITS ASSETS IN ILLIQUID SECURITIES, INCLUDING UP TO 10% OF ITS ASSETS IN RESTRICTED SECURITIES, WHICH MAY INVOLVE GREATER RISK AND INCREASED FUND EXPENSES. SEE "WHAT ARE THE FUNDS' POTENTIAL RISKS?"

The Trust's Advisor Class SAI, dated January 1, 1997, as may be amended from time to time, includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Funds at the address shown.

Advisor Class shares are only available for purchase by certain persons, including, among others, certain financial institutions (such as banks, trust companies, savings institutions and credit unions); government and tax-exempt entities; certain pension, profit sharing and employee benefit plans; certain qualified groups, including family trusts, endowments, foundations and corporations; Franklin Templeton Fund Allocator Series; and directors, trustees, officers and full time employees (and their family members) of Franklin Templeton Group and the Franklin Templeton Group of Funds.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PAGE

                                TEMPLETON
                              REGION FUNDS


          This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized.
              No sales representative, dealer, or other person is
         authorized to give any information or make any representations other than those contained in this prospectus. Further
                 information may be obtained from Distributors.

           ----------------------------------------------------------

        This prospectus describes the Templeton Region Funds, which are the Templeton Greater European Fund ("Greater European Fund")
          and the Templeton Latin America Fund ("Latin America Fund")
                 (each a "Fund" and collectively the "Funds").
       The Funds are separate series of Templeton Global Investment Trust
            (the "Trust"), an open-end management investment company.

           ----------------------------------------------------------

                   When reading this prospectus, you will see
                 certain terms beginning with capital letters.
                        This means the term is explained
                            in our glossary section.

PAGE

                            TABLE OF CONTENTS
                            ABOUT THE FUND
                            Expense Summary ....................2
                            How Do the Funds Invest Their
                            Assets?  .......4
                            What Are the Funds' Potential
                            Risks?  ........14
                            Who Manages the
                            Funds? ................18
                            How Do the Funds Measure
                            Performance?   ....20
                            How Is the Trust
                            Organized? ..............21
                            How Taxation Affects You and the
                            Funds  ......22
                            ABOUT YOUR ACCOUNT
                            How Do I Buy
                            Shares? ..................23
                            May I Exchange Shares for Shares of
                            Another Fund?  ..25
TEMPLETON                   How Do I Sell
REGION                      Shares? ...................28
FUNDS                       What Distributions Might I Receive
                            From the Funds? ..29
------------------------    Transaction Procedures and Special
January 1, 1997             Requirements  ...30
                            Services to Help You Manage Your
700 Central Avenue          Account  ......34
St. Petersburg, Florida     GLOSSARY
  33701                     Useful Terms and
1-800/DIAL BEN              Definitions ................38

PAGE

ABOUT THE FUND

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the Advisor Class shares of the Funds. Because Advisor Class shares were not offered to the public before January 1, 1997, the table is based on the historical expenses of the Class I shares of the Funds, after fee reductions and expense limitations, for the fiscal year ended March 31, 1996, and are annualized(+). Your actual expenses may vary.

                                            Greater European    Latin America
                                                  Fund              Fund
 A.   Shareholder Transaction Expenses(++)   Advisor Class      Advisor Class
     Maximum Sales Charge
       Imposed on Purchases                        NONE              NONE
     Exchange Fee (per transaction)               $5.00(+++)        $5.00(+++)
B.   Annual Fund Operating Expenses
       (as a percentage of average net
       assets)
     Management Fees (after fee reduction)         0.00%(++++)       0.00%(++++)
     Rule 12b-1 Fees                               NONE              NONE
     Other Expenses (audit, legal,
       business management, transfer agent
       and custodian)(after expense
       reimbursement)                              1.50%             2.00%

                                                -------
                                                               ------
     Total Fund Operating Expenses (after
       expense reimbursement)                      1.50%(++++)       2.00%(++++)

                                                -------
                                                               ------
C.   Example

    Assume the annual return for Advisor Class shares is 5% and operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

                              ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
    ----------------------------------------------------------------------------
    GREATER EUROPEAN FUND       $ 15           $47            $ 82          $ 179
    LATIN AMERICA FUND          $ 20           $63            $108          $ 233

    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Funds pay their operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends paid on Advisor Class shares and are not directly charged to your account.

(+)Unlike Advisor Class shares, the Class I shares of the Funds have a front-end sales charge and Rule 12b-1 fees.

 - Templeton Region Funds

                                        2

PAGE

(++)If your transaction is processed through your Securities Dealer you may be charged a fee by your Securities Dealer for this service.

(+++)$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

(++++)The Investment Manager and FT Services have agreed in advance to reduce their respective fees in order to limit Greater European Fund's total expenses to an annual rate of 1.50% of average daily net assets through August 1, 1997; and to limit Latin America Fund's total expenses to an annual rate of 2.00% of average daily net assets through August 1, 1997. If these fee reductions are insufficient to so limit the Funds' expenses, FT Services has agreed to make certain payments to reduce the Funds' expenses. Without these reductions, Greater European Fund's "Other Expenses" would have been 2.11% for Advisor Class shares and the "Total Fund Operating Expenses" would have been 3.21% for Advisor Class shares; Latin America Fund's "Other Expenses" would have been 2.17% for Advisor Class shares and the "Total Fund Operating Expenses" would have been 3.67% for Advisor Class shares. After August 1, 1997, these agreements may end at any time upon notice to the Board.

                                                        Templeton Region Funds -

                                        3

PAGE

HOW DO THE FUNDS INVEST THEIR ASSETS?

The Funds' Investment Objectives

Greater European Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities (as defined below) of Greater European Companies. As used in this prospectus, the term "Greater European Company" means a company (i) that is organized under the laws of, or with a principal office and domicile in, a country in Greater Europe, (ii) for which the principal equity securities trading market is in Greater Europe, or (iii) that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Greater Europe or that has at least 50% of its assets situated in Greater Europe. As used in this prospectus, the term "Greater Europe" means Western, Central and Eastern Europe (including Ukraine, Belarus, Latvia, Lithuania and Estonia) and Russia. Under normal market conditions, the Fund will invest at least 75% of its total assets in the equity securities of Greater European Companies. The balance of the Fund's assets will be invested in (i) debt securities (as defined below) issued by Greater European Companies or issued or guaranteed by Greater European government entities, (ii) equity securities and debt obligations of issuers outside Greater Europe, and (iii) short-term and medium-term debt securities of the type described below under "Temporary Investments."

Latin America Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and debt securities of issuers in the following Latin American countries: Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Cuba, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Mexico, Nicaragua,
Panama, Paraguay, Peru, Surinam, Trinidad/Tobago, Uruguay, and Venezuela. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity and debt securities of issuers in the countries named above. The balance of the Fund's assets will be invested in (i) equity securities and debt obligations of companies and government entities of countries other than those named above, and (ii) short-term and medium-term debt securities of the type described below under "Temporary Investments."

Information Regarding Both Funds. Each Fund's investment objective and the investment restrictions set forth under "Investment Restrictions" in the SAI are fundamental and may not be changed without shareholder approval. All other investment policies and practices described in this prospectus are not fundamental, and may be changed by the Board without shareholder approval.
There can be no assurance that either Fund's investment objective will be achieved.

 - Templeton Region Funds

                                        4

PAGE

As used in this prospectus, "equity securities" refers to common stock, preferred stock, securities convertible into or exchangeable for such securities, warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts"). For capital appreciation, Greater European Fund may invest up to 25% of its total assets, and Latin America Fund may invest without limit, in debt securities (defined as bonds, notes, debentures, commercial paper, time deposits and bankers' acceptances, and which may include structured investments) which are rated in any rating category by Moody's or S&P or which are unrated by any rating agency. Such securities may include high-risk, lower quality debt securities, commonly referred to as "junk bonds." See "What Are the Funds' Potential Risks?" As an operating policy, which may be changed by the Board, neither Fund will invest more than 5% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bonds to benefit from increases in the market price of the securities into which they are convertible. Debt securities are subject to certain market and credit risks. See "How Do the Funds Invest Their
Assets? - Debt Securities," in the SAI.

Each Fund Investment Manager will select equity investments for the respective Fund on the basis of fundamental company-by-company analysis (rather than broader analyses of specific industries or sectors of the economy). Although an Investment Manager will consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values, the primary factor in selecting equity securities will be the company's current price relative to its long-term earnings potential, or real book value, as determined by the Investment Manager. Securities considered for purchase by a Fund may be listed or unlisted, and may be issued by companies in various industries, with various levels of market capitalization. The Investment Managers will actively manage the Funds' assets in response to market, political and general economic conditions, and will seek to adjust each Fund's investments based on its perception of which investments would best enable the Fund to achieve its investment objective.

As a diversified investment company, each Fund, with respect to 75% of its total assets, may invest no more than 5% of its total assets in securities issued by any

                                                        Templeton Region Funds -

                                        5

PAGE

one company or government, exclusive of U.S. government securities. Although each Fund may invest up to 25% of its assets in a single industry, the Funds have no present intention of doing so. Each Fund may not invest more than 5% of its assets in warrants (exclusive of warrants acquired in units or attached to securities) or more than 15% of its assets in securities with a limited trading market.

Each Fund may lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, structured investments, and futures contracts and related options. These are generally referred to as derivative instruments, and involve special risk factors, which are described below. When deemed appropriate by an Investment Manager, the respective Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "How Do the Funds Invest Their Assets?" in the SAI.

When an Investment Manager believes that market conditions warrant, either Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Temporary Investments."

The Funds do not emphasize short-term trading profits and usually expect to have an annual portfolio turnover rate not exceeding 50%.

Brady Bonds. Latin America Fund may invest without limit in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Plan debt restructurings have been implemented to date in several countries, including Argentina, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, the Philippines, Uruguay, Venezuela, Bolivia, Niger, and Poland (collectively, the "Brady Countries"). In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan debt restructuring in the future, including Panama, Peru, and Poland.

Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in

 - Templeton Region Funds

                                        6

PAGE

various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of Brady Countries. There can be no assurance that Brady Bonds in which Latin America Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Types of Securities in which the Funds May Invest

The Funds are authorized to use the various securities and investment techniques described below. Although these strategies are regularly used by some investment

                                                        Templeton Region Funds -

                                        7

PAGE

companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Funds in some of the markets in which the Funds will invest and may not be available for extensive use in the future.

Temporary Investments. For temporary defensive purposes, each Fund may invest up to 100% of its total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by an Investment Manager; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities.

Borrowing. Each Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Loans of Portfolio Securities. Each Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of the Fund's total assets to generate income for the purpose of offsetting operating expenses. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. A Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. A Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. In the event that the

 - Templeton Region Funds

                                        8

PAGE

borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

Options on Securities or Indices. Each Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. A Fund may write a call or put option only if the option is "covered." This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of a Fund. A Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

Forward Foreign Currency Contracts and Options on Foreign Currencies. The Funds will normally conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Funds will generally not enter into a forward contract with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

The Funds will generally enter into forward contracts only under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the

                                                        Templeton Region Funds -

                                        9

PAGE

transaction. Second, when a Fund's Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." The Funds have no specific limitation on the percentage of assets they may commit to forward contracts, subject to their stated investment objectives and policies, except that a Fund will not enter into a forward contract if the amount of assets set aside to cover forward contracts would impede portfolio management or the Fund's ability to meet redemption requests. Although forward contracts will be used primarily to protect the Funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

The Funds may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

Futures Contracts. For hedging purposes only, each Fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the

   - Templeton Region Funds

                                       10

PAGE

contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when a Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "How Do the Funds Invest Their Assets? - Futures Contracts," in the SAI.

Repurchase Agreements. For temporary defensive purposes and for cash management purposes, the Funds may enter into repurchase agreements with U.S. banks and broker-dealers. Under a repurchase agreement, a Fund acquires a security from a U.S. bank or a registered broker-dealer and simultaneously agrees to resell the security back to the bank or broker-dealer at a specified time and price. The repurchase price is in excess of the original purchase price paid by a Fund by an amount which reflects an agreed-upon rate of return and which is not tied to any coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the bank or broker-dealer should default on its obligation to repurchase the underlying security, a Fund may experience a delay or difficulties in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

Depositary Receipts. ADRs are depositary receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such

                                                     Templeton Region Funds -

                                       11

PAGE

information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of a Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

Illiquid and Restricted Securities. Each Fund may invest up to 15% of its total assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. A Fund may be unable to dispose of its holdings in illiquid securities at then-current market prices and may have to dispose of such securities over extended periods of time. A Fund may also invest in securities that are sold (i) in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, or (ii) in transactions between qualified institutional buyers pursuant to Rule 144A under the 1933 Act. Such restricted securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by a Fund or less than their fair value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration. Each Fund will limit its investment in restricted securities other than Rule 144A securities to 10% of its total assets, and will limit its investment in all restricted securities, including Rule 144A securities, to 15% of its total assets. Restricted securities, other than Rule 144A securities determined by the Board of Trustees to be liquid, are considered to be illiquid and are subject to a Fund's limitation on investment in illiquid securities.

Structured Investments. Included among the issuers of debt securities in which the Funds may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured investments")

   - Templeton Region Funds

                                       12

PAGE

backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the Funds anticipate investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

The Funds are permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although a Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of a Fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act described below under "Investment Companies." Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the restrictions set forth in "Types of Securities in Which the Funds May Invest" above and in the SAI under "Investment Restrictions."

Investment Companies. Each Fund may invest in other investment companies, except those for which its Investment Manager serves as investment adviser or sponsor, which invest principally in securities in which the Fund is authorized to invest. Under the 1940 Act, each Fund may invest a maximum of 10% of its total assets in the securities of other investment companies and not more than 5% of the Fund's total assets in the securities of any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. To the extent a Fund invests in other investment companies, a Fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees. A Fund's investment in certain investment companies will result in special U.S. federal income tax consequences described under "Additional Information on Distributions and Taxes" in the SAI.

                                                     Templeton Region Funds -

                                       13

PAGE

WHAT ARE THE FUNDS' POTENTIAL RISKS?

You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in a Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by a Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of a Fund will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which a Fund is invested in equity securities may also be reflected in declines in the price of shares of the Fund. Changes in the prevailing rates of interest in any of the countries in which a Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund shares. Increased rates of interest, which frequently accompany inflation and/or a growing economy, are likely to have a negative effect on the value of Fund shares. In addition, changes in currency valuations will also affect the price of shares of the Funds. History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by an Investment Manager will not always be profitable or prove to have been correct. Neither Fund is intended as a complete investment program.

Foreign Currency Exchange. Since the Funds are authorized to invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates relative to the U.S. dollar will affect the value of securities in the respective portfolios and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Changes in foreign currency exchange rates relative to the U.S. dollar will also affect a Fund's yield on assets denominated in currencies other than the U.S. dollar. The Funds usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or through entering into forward contracts. However, some price spread on currency exchange transactions (to cover service charges) will be incurred when a Fund converts assets from one currency to another. Many of the currencies of the countries in which the Funds may invest have experienced devaluations relative to the U.S. dollar, and may be more highly volatile than currencies of other more established markets.

   - Templeton Region Funds

                                       14

PAGE

Foreign Investments. The Funds have the right to purchase securities in any foreign country, developed or developing. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Each Fund's performance is closely tied to economic and political conditions within the geographic area of its respective investments. Some of the countries in which the Funds may invest are considered emerging markets, in which the risks generally associated with foreign investments are heightened. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investment in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Funds may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

Brokerage commissions, custodial services, and other costs relating to investments in foreign countries are generally more expensive than in the U.S. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies

                                                     Templeton Region Funds -

                                       15

PAGE

than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. As an open-end investment company, each Fund is limited in the extent to which it may invest in illiquid securities. The foregoing risks may be heightened for investments in Eastern Europe and/or Latin America, and there are further risks specific to investments in those regions. See "What Are the Funds' Potential Risks?" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

As a non-fundamental policy, each Fund will limit its investment in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "What Are the Funds' Potential Risks?" in the SAI.

High-Risk Debt Securities. The Funds are authorized to invest in debt securities rated in any category by S&P or Moody's and securities which are unrated by any rating agency. See "How Do the Funds Invest Their Assets? - Debt

   - Templeton Region Funds

                                       16

PAGE

Securities." in the SAI. As an operating policy, which may be changed by the Board without shareholder approval, a Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of a Fund and its shareholders. See "How Do the Funds Invest Their Assets? - Debt Securities." in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities, commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by each Investment Manager to insure, to the extent possible, that the planned investment is sound. Each Fund may, from time to time, invest up to 5% of its total assets in defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future.

Leverage. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. The use of leverage may significantly increase a Fund's investment risk.

Futures Contracts and Related Options. Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in a Fund's portfolio. Successful use of futures or options contracts is further dependent on an Investment Manager's ability to correctly predict movements in the securities or foreign currency markets, and no assurance can be given that its judgment will be correct. Successful use of options on securities or indices is subject to similar risk considerations. In addition, by writing covered call options, a Fund gives up the opportunity, while

                                                     Templeton Region Funds -

                                       17

PAGE

the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in this prospectus and in the SAI.

WHO MANAGES THE FUNDS?

The Board. The Board oversees the management of the Funds and elects the Trust's officers. The officers are responsible for the Funds' day-to-day operations. The Board also monitors the Funds to ensure that no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

Investment Managers. Investment Managers manage the Funds' assets and make the Funds' investment decisions. Investment Managers also perform similar services for other funds. The Investment Managers are wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, the Investment Managers and their affiliates manage over $172 billion in assets. The Templeton organization has been investing globally since 1940. The Investment Managers and their affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other
Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Trust's Code of Ethics.

Portfolio Management. Greater European Fund is managed by Jeffrey A. Everett, Richard Sean Farrington and Mark G. Holowesko since 1996. Mr. Everett is an executive vice president of the Investment Manager. He holds a BS in finance from Pennsylvania State University and is also a Chartered Financial Analyst. He joined the Templeton organization in 1989 and is responsible for managing several offshore accounts at Templeton, as well as several Templeton funds. Mr. Everett's global research responsibilities encompass industry coverage for broadcasting, advertising, publishing and real estate, and country responsibilities for Italy and Australia. Prior to joining the Templeton organization, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Farrington is a vice president of the Investment Manager. He holds a BA in

   - Templeton Region Funds

                                       18

PAGE

economics from Harvard University. Mr. Farrington is a Chartered Financial Analyst and is currently the president of the Bahamas Society of Financial Analysts. He joined the Templeton organization in 1991 and is currently a research analyst and portfolio manager. Mr. Farrington's current research responsibilities include global industry coverage of the electrical equipment industries, as well as non-U.S. electric utilities. He is also responsible for country coverage of Hong Kong, China and Taiwan. Mr. Holowesko is president of the Investment Manager. He holds a BA in economics from Holy Cross College and an MBA from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a director and founding member of the International Society of Financial Analysts. Prior to joining the Templeton organization, Mr. Holowesko worked with RoyWest Trust Corporation (Bahamas) Limited as an investment analyst. His duties at RoyWest included managing trust and individual accounts, as well as equity market research worldwide. Mr. Holowesko is responsible for coordinating equity research worldwide for the Investment Manager and managing several mutual funds.

The lead portfolio manager of Latin America Fund since July 1996 is Stephen S. Oler. Mr. Oler is vice president of Latin America Fund's Investment Manager. He holds a BA in American history from the University of Pennsylvania and a master of philosophy in international relations from King's College at Cambridge University. Mr. Oler is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. Prior to joining the Templeton organization in March 1996, Mr. Oler was a global portfolio manager and senior vice president of Baring Asset Management, Inc. During his 11 years with Baring Asset Management, Inc., Mr. Oler managed several Latin American funds and Latin American portions of global emerging markets funds. His current research responsibilities include industry coverage of global non-life insurance, as well as the markets of Mexico and Greece.

Mark R. Beveridge and Howard S. Leonard exercise secondary portfolio management responsibilities for Latin America Fund. Mr. Beveridge is vice president of Latin America Fund's Investment Manager. He holds a BBA in finance from the University of Miami. He is a Chartered Financial Analyst, a Chartered Investment Counselor and a member of the South Florida Society of Financial Analysts and the International Society of Financial Analysts. Before joining the Templeton organization in 1985 as a security analyst, Mr. Beveridge was a principal with a financial accounting software firm based in Miami, Florida. He is currently a portfolio manager and research analyst with responsibility for the industrial component and appliances/household durables industries. He also has market coverage of Argentina, Thailand and Denmark.

                                                     Templeton Region Funds -

                                       19

PAGE

Mr. Leonard is executive vice president of Latin America Fund's Investment Manager. He holds a BBA degree in finance and economics from the Temple University. He is a Chartered Financial Analyst and a member of the Financial Analysts of Philadelphia, the Financial Analysts Federation and the International Society of Security Analysts. Before joining the Templeton organization in 1989, Mr. Leonard was director of investment research at First Pennsylvania Bank, where he was responsible for equity and fixed-income research activities. Mr. Leonard also worked previously at Provident National Bank as a security analyst covering a variety of industries. He currently manages both institutional and mutual fund accounts of global and international mandates. Mr. Leonard has research responsibility for the global forest products and money managers industries and is responsible for country coverage of Indonesia, Switzerland, Brazil and India.

Management Fees. For the fiscal year ended March 31, 1996, the Funds paid no management fees (0.00% of average daily net assets). The Investment Managers voluntarily agreed to reduce their fees in order to limit total expenses of the Funds. Without this voluntary agreement, management fees would have been 0.75% of Greater European Fund's average daily net assets and 1.25% of Latin America Fund's average daily net assets. After August 1, 1997, these agreements may end at any time upon notice to the Board.

Portfolio Transactions. The Investment Managers try to obtain the best execution on all transactions. If an Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Do the Funds Buy Securities For Their Portfolios?" in the SAI for more information.

Administrative Services. FT Services (and, prior to October 1, 1996, Templeton Global Investors, Inc.) provides certain administrative services and facilities for the Funds. Please see "Investment Management and Other Services" in the SAI for more information.

HOW DO THE FUNDS MEASURE PERFORMANCE?

From time to time, each class of each Fund advertises its performance. The more commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charge, if applicable. Certain performance figures may not include any applicable sales charge or Rule 12b-1 fees.

   - Templeton Region Funds

                                       20

PAGE

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Funds calculate their performance figures, please see "How Do the Funds Measure Performance?" in the SAI.

HOW IS THE TRUST ORGANIZED?

Each Fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a business trust under the laws of Delaware on December 21, 1993, and is registered with the SEC under the 1940 Act. In addition to the Funds, the Trust has three other series of shares: Templeton Americas Government Securities Fund, a non-diversified fund, and Templeton Growth and Income Fund and Templeton Global Infrastructure Fund, both diversified funds. Prospectuses for Templeton Americas Government Securities Fund, Templeton Growth and Income Fund and Templeton Global Infrastructure Fund are available upon request and without charge from Distributors. Each Fund discussed in this prospectus has three classes of shares of beneficial interest with a par value of $.01: Greater European Fund - Class I, Greater European Fund - Class II, and Greater European Fund Advisor Class; Latin America Fund - Class I, Latin America Fund - Class II, and Latin America Fund - Advisor Class. The Trust began offering Advisor Class shares of each Fund on January 1, 1997. Class I, Class II and Advisor Class shares differ as to sales charges, expenses and services. Different fees and expenses will affect performance. Additional classes and series may be offered in the future. A further description of Class I and Class II is set forth below.

Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act. Shares of each class of a series represent proportionate interest in the assets of the series and have the same voting and other rights and preferences as any other class and series of the Trust on matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

                                                     Templeton Region Funds -

                                       21

PAGE

The Trust does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. The Trust will call a special meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the Trust's outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with electing or removing members of the Board.

Class I and Class II. Class I and Class II shares of the Funds are described in a separate prospectus relating only to those classes. You may buy Class I and Class II shares through your investment representative or directly by contacting the Trust. If you would like a prospectus relating to the Funds' Class I and Class II shares, contact your investment representative or Distributors.

Class I and Class II shares of the Funds have sales charges and Rule 12b-1 charges that may affect performance. Class I shares have a front-end sales charge of 5.75% (6.10% of the net amount invested) which is reduced on certain transactions of $50,000 or more. Class I shares are subject to Rule 12b-1 fees up to a maximum of 0.35% per year of Class I's average daily net assets. Class II shares have a front-end sales charge of 1.00% (1.01% of the net amount invested) and are subject to Rule 12b-1 fees up to a maximum of 0.75% per year of Class II's average daily net assets. Shares of Class I may be subject to, and shares of Class II are generally subject to, a Contingent Deferred Sales Charge upon redemption.

HOW TAXATION AFFECTS YOU AND THE FUNDS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Funds and their shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to distribute to shareholders substantially all of its net investment income and realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to shareholders of record on a date in such month and paid during the following January will be treated as having been received by shareholders on December 31 in the year such distributions were declared. The Trust will inform shareholders each year of the amount and nature of such income or gains. Sales or other dispositions of Fund shares generally will give rise to taxable gain or loss.

   - Templeton Region Funds

                                       22

PAGE

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

Opening Your Account

You may buy Advisor Class shares if you are making a minimum initial investment of $5 million (in the aggregate) in one or more Advisor Class shares of the Franklin Templeton Funds ($25 for subsequent investments) or if you are an investor in one of the following categories:

(a) Broker-dealers, qualified registered investment advisors or certified financial planners, who have entered into a supplemental agreement with Distributors for clients participating in comprehensive fee programs;

(b) Qualified registered investment advisors or registered certified financial planners who have clients invested in Mutual Series on October 31, 1996;

(c) Qualified registered investment advisors or registered certified financial planners who did not have clients invested in Mutual Series on October 31, 1996 may buy through a broker-dealer or service agent who has entered into an agreement with Distributors;

(d) Employer stock, bonus, pension or profit-sharing plans that meet the requirements for qualification under Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code (if they have 5,000 or more employees or the plan has assets of $50 million or more);

(e) Effective on or about February 1, 1997, participants in Franklin Templeton's 401(k) and any Franklin Templeton Group Company Profit Sharing Plans;

(f) Trust companies and bank trust departments initially investing in any of the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies, bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion;

(g) Governments, municipalities and tax-exempt entities that meet the requirements for qualification under Section 501 of the Code (subject to an initial investment in Advisor Class of $1 million);

(h) Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group may also

                                                     Templeton Region Funds -

                                       23

PAGE

purchase Advisor Class shares of the Funds if the group as a whole meets the required minimum initial investment of $5 million;

(i) Directors, trustees, officers and full-time employees (and members of their immediate families) of Franklin Templeton Group and Franklin Templeton Group of Funds who invest $100 or more;

(j) Accounts managed by the Franklin Templeton Group;

(k) Class I shareholders of the Funds who qualify under one of the above categories, may have their existing Class I shares invested into the Funds' Advisor Class by sending written instructions indicating that they wish to do so, by June 30, 1997. Instructions should be addressed to Investor Services. Generally, for federal income tax purposes, there will be no recognition of gain or loss associated with such a transaction. You may wish to consult with your tax advisor to determine whether there are any state income tax consequences to such a transaction.

(l) Each series of Franklin Templeton Fund Allocator Series that invests $1,000 or more.

The qualified group referred to in Item (h) above, is one that:

- Was formed at least six months ago,

- Has a purpose other than buying Fund shares at a discount,

- Has more than 10 members,

- Can arrange for meetings between our representatives and group members,

- Agrees to include sales and other Franklin Templeton Fund materials in publications and mailings to its members at reduced or no cost to Distributors,

- Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

- Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

If you are subject to the $5 million minimum investment requirement, the cost or current value (whichever is higher) of your investment in other funds in the Franklin Templeton Funds will be included for purposes of determining compliance with the required minimum investment amount, provided that at least $1 million is invested in Advisor Class shares of the Franklin Templeton Funds.

   - Templeton Region Funds

                                       24

PAGE

The minimum for subsequent investments in Advisor Class shares is $25 for most purchases of Advisor Class shares of the Funds and for purchases by directors, trustees, officers and full-time employees (and members of their immediate family) of Franklin Templeton Group and Franklin Templeton Funds; and $1,000 for each series of Franklin Templeton Fund Allocator Series.

Purchase Price of Fund Shares

Advisor Class shares are purchased at Net Asset Value without a sales charge.

Securities Dealers may receive compensation up to 0.25% of the amount invested from Distributors or an affiliated company.

How Do I Buy Shares in Connection with Retirement Plans?

Your individual or employer-sponsored retirement plan may invest in the Funds. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee. Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call our Retirement Plans Department.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Advisor Class shares.

                                                     Templeton Region Funds -

                                       25

PAGE

         METHOD                          STEPS TO FOLLOW
--------------------------------------------------------------------------
BY MAIL                 1. Send us written instructions signed by all
                        account owners
                        2. Include any outstanding share certificates for
                        the shares you're exchanging
--------------------------------------------------------------------------
BY PHONE                Call Shareholder Services
                        (If you do not want the ability to exchange by
                        phone to apply to your account, please let us
                        know.)
--------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

How We Process Your Exchange

If you are exchanging your Advisor Class shares of the Fund you may:

- exchange into any of our money funds except Franklin Templeton Money Fund II.

- exchange into the other Advisor Class shares of the Franklin Templeton Funds (excluding Templeton Developing Markets Trust, Templeton Foreign Fund and Templeton Growth Fund, Inc., except as described below), Mutual Series Class Z shares and Templeton Institutional Funds, Inc., if you meet the investment requirements of the fund to be acquired.

- exchange into the Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund and Templeton Growth Fund, Inc. only if you fall into one of the following categories: (i) you are a broker-dealer or a qualified registered investment advisor who has entered into a special agreement with Distributors for your clients who are participating in comprehensive fee programs; (ii) you are a qualified registered investment advisor or certified financial planner who has clients invested in Mutual Series on October 31, 1996; (iii) qualified registered investment advisors or registered certified financial planners who did not have clients invested in Mutual Series on October 31, 1996 may buy through a broker-dealer or service agent who has entered into an agreement with Distributors; (iv) you are a director, trustee, officer or full-time employee (or a family member) of the Franklin Templeton Group or the Franklin Templeton Funds; (v) you are a participant in Franklin Templeton's 401(k) or Franklin Templeton's Profit Sharing Plans; (vi) the exchanging shareholder is an account managed by the Franklin Templeton

   - Templeton Region Funds

                                       26

PAGE

  Group; or (vii) the exchanging shareholder is a series of the Franklin Templeton Fund Allocator Series.

- If the fund you are exchanging into does not offer Advisor Class shares, you may exchange into the Class I shares of the fund at Net Asset Value.

Please be aware that the following restrictions may apply to exchanges:

- The accounts must be identically registered. You may exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account(s). Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

- Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

- The fund you are exchanging into must be eligible for sale in your state.

- We may modify or discontinue our exchange policy upon 60 days' written notice.

- Your exchange may be restricted or refused if you: (i) request an exchange out of the Funds within two weeks of an earlier exchange request, (ii) exchange shares out of the Funds more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

                                                     Templeton Region Funds -

                                       27

PAGE

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

        METHOD                         STEPS TO FOLLOW
----------------------------------------------------------------------
BY MAIL                1. Send us written instructions signed by all
                       account owners.
                       2. Include any outstanding share certificates
                       for the shares you are selling.
                       3. Provide a signature guarantee if required.
                       4. Corporate, partnership and trust accounts
                       may need to send additional documents.
                          Accounts under court jurisdiction may have
                          additional requirements.
----------------------------------------------------------------------
BY PHONE               Call Shareholder Services
(Only available if you have completed and sent to us the telephone redemption agreement included with this prospectus)
                       Telephone requests will be accepted:
                       - If the request is $50,000 or less.
                       Institutional accounts may exceed $50,000 by
                         completing a separate agreement. Call
                         Institutional Services to receive a copy.
                       - If there are no share certificates issued
                       for the shares you want to sell or you have
                         already returned them to the respective Fund.
                       - Unless you are selling shares in a Trust
                       Company retirement plan account.
                       - Unless the address on your account was
                       changed by phone within the last 30 days.
                       Beginning on or about May 1, 1997, you will be
                       able to redeem shares by telephone without
                       completing a telephone redemption agreement.
                       Please notify us if you do not want this
                       option to be available on your account. If you
                       later decide you would like this option, send
                       us written instructions signed by all account
                       owners.
----------------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative.
----------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you sell your shares by phone, the check may only be

   - Templeton Region Funds

                                       28

PAGE

made payable to all registered owners on the account and sent to the address of record. We are not able to receive or pay out cash in the form of currency.

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

Trust Company Retirement Plan Accounts

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?

Dividends and capital gains are calculated and distributed the same way for each class of each Fund. The amount of any income dividends per share will differ, however, generally due to the difference in the applicable Rule 12b-1 fees of any class. Advisor Class shares are not subject to Rule 12b-1 fees.

Each Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. FUNDS DO NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of a Fund's shares by the amount of the distribution.

Distribution Options

You may receive your distributions from a Fund in any of these ways:

1. Buy additional shares of a Fund - You may buy additional shares of the same class of a Fund by reinvesting capital gain distributions, dividend distributions, or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

                                                     Templeton Region Funds -

                                       29

PAGE

2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy Advisor Class shares or Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. Receive distributions in cash - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE ADVISOR CLASS SHARES OF THE RESPECTIVE FUND. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days prior to the record date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

How and When Shares Are Priced

Each Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in a Fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. Each Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

The Price We Use When You Buy or Sell Shares

You buy shares of Advisor Class at the Net Asset Value per share. We calculate it to two decimal places using standard rounding criteria. You also sell shares at Net Asset Value.

We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to a Fund. Your

   - Templeton Region Funds

                                       30

PAGE

redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

- Your name,

- The respective Fund's name,

- The class of shares,

- A description of the request,

- For exchanges, the name of the fund you're exchanging into,

- Your account number,

- The dollar amount or number of shares, and

- A telephone number where we may reach you during the day, or in the evening if preferred.

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

                                                     Templeton Region Funds -

                                       31

PAGE

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. YOU SHOULD VERIFY THAT THE INSTITUTION IS AN ELIGIBLE GUARANTOR PRIOR TO SIGNING. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the respective Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

Telephone Transactions

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

Trust Company Retirement Plan Accounts. You may not sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

Account Registrations and Required Documents

When you open an account, you need to tell us how you want your shares registered. How you register your account will affect your ownership rights and

   - Templeton Region Funds

                                       32

PAGE

ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

Joint Ownership. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, you will not be able to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

Gifts and Transfers to Minors. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

Trusts. If you register your account as a trust, you should have a valid written trust document to avoid future disputes or possible court action over who owns the account.

Required Documents. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

  TYPE OF ACCOUNT                     DOCUMENTS REQUIRED
-----------------------------------------------------------------------
CORPORATION            Corporate Resolution
-----------------------------------------------------------------------
PARTNERSHIP            1. The pages from the partnership agreement that
                          identify the general partners, or
                       2. A certification for a partnership agreement
-----------------------------------------------------------------------
TRUST                  1. The pages from the trust document that
                       identify the trustees, or
                       2. A certification for trust
-----------------------------------------------------------------------

Street or Nominee Accounts. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we will not process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering

                                                     Templeton Region Funds -

                                       33

PAGE

Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

Electronic Instructions. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions received directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.

Tax Identification Number

For tax reasons, we must have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies a Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is $50 or less, except for investors in categories (d), (e), (j) and (l) under "Opening Your Account." We will only do this if the value of your account falls below this minimum because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the required minimum amount of at least $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

Automatic Investment Plan

Our automatic investment plan offers a convenient way to invest in a Fund. Under the plan, you can have money transferred automatically from your checking account to the respective Fund each month to buy additional shares. If

   - Templeton Region Funds

                                       34

PAGE

you are interested in this program, please refer to the account application included with this prospectus or contact your investment representative. The market value of a Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

Systematic Withdrawal Plan

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:

- Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.

- Financial reports of each Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of a Fund's financial report or an interim quarterly report.

                                                     Templeton Region Funds -

                                       35

PAGE

Brokers and Dealers and Plan Administrators

You may buy and sell Fund shares through registered broker-dealers. The Funds do not impose a sales or service charge but your broker-dealer may charge you a transaction fee. Transaction fees and services may vary among broker-dealers, and your broker-dealer may impose higher initial or subsequent investment requirements than those established by the Funds. Services provided by broker-dealers may include allowing you to establish a margin account and borrow on the value of a Fund's shares in that account. If your broker-dealer receives your order before pricing on a given day, the broker-dealer is required to forward the order to the Fund before pricing closes on that day. A broker-dealer's failure to timely forward an order may give rise to a claim by the investor against the broker.

Third party plan administrators of tax-qualified retirement plans and other entities may provide sub-transfer agent services to a Fund. In such cases, the Fund may pay the third party an annual sub-transfer agency fee that is not greater than the Fund otherwise would have paid for such services.

Institutional Accounts

Institutional investors will likely be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging shares of the Funds available for institutional accounts. To obtain an institutional application or additional information regarding institutional accounts, contact Franklin Templeton Institutional Services at 1-800/321-8563 Monday through Friday, from 9:00 a.m. to 5:00 p.m. Eastern time.

Availability of These Services

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Funds may not be able to offer these services directly to you. Please contact your investment representative.

What If I Have Questions About My Account?

If you have any questions about your account, you may write to Investor Services at P.O. Box 33030, St. Petersburg, FL 33733-8030. Each Fund and Distributors are also located at this address. You may also contact us by phone at one of the numbers listed below.

   - Templeton Region Funds

                                       36

PAGE

                                           HOURS OF OPERATION (EASTERN
                                                      TIME)
    DEPARTMENT NAME       TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------
Shareholder Services    1-800/632-2301    8:30 a.m. to 8:00 p.m.
Dealer Services         1-800/524-4040    8:30 a.m. to 8:00 p.m.
Fund Information        1-800/DIAL BEN    8:30 a.m. to 11:00 p.m.
                                          9:30 a.m. to 5:30 p.m.
                        (1-800/342-5236)  (Saturday)
Retirement Plans        1-800/527-2020    8:30 a.m. to 8:00 p.m.
Institutional Services  1-800/321-8563    9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)  1-800/851-0637    8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

                                                     Templeton Region Funds -

                                       37

PAGE

GLOSSARY

USEFUL TERMS AND DEFINITIONS

1933 Act - Securities Act of 1933, as amended

1940 Act - Investment Company Act of 1940, as amended

Board - The Board of Trustees of the Trust

CD - Certificate of deposit

Class I, Class II and Advisor Class - Each Fund offers three classes of shares, designated "Class I," "Class II" and "Advisor Class." The three classes have proportionate interests in the respective Fund's portfolio. Class I and Class II differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Advisor Class shares are purchased without a sales charge and do not have a Rule 12b-1 plan.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., each Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

Franklin Funds - the mutual funds in the Franklin Group of Funds(l) except Franklin Valuemark Funds and the Franklin Government Securities Trust

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds.

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries.

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds.

FT Services - Franklin Templeton Services, Inc., each Fund's administrator.

   - Templeton Region Funds

                                       38

PAGE

Investment Manager - Templeton Global Advisors Limited, P.O. Box N-7759, Lyford Cay, Nassau, Bahamas for Greater European Fund or Templeton Investment Counsel, Inc., Broward Financial Centre, Fort Lauderdale, FL 33394-3091 for Latin America Fund (collectively, the "Investment Managers.")

Investor Services - Franklin/Templeton Investor Services, Inc., each Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

Moody's - Moody's Investors Service, Inc.

Mutual Series - Franklin Mutual Series Fund Inc., a member of the Franklin Group of Funds, formerly the Mutual Series Fund Inc. Each series of Mutual Series began offering three classes of shares on November 1, 1996, Class I, Class II and Class Z. All shares sold before that time are designated Class Z shares.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - the value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of a Fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange, Inc.

Offering Price - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II. Advisor Class has no front-end sales charge.

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

                                                     Templeton Region Funds -

                                       39

PAGE

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with a Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Funds and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.

   - Templeton Region Funds

                                       40

PAGE

INSTRUCTIONS AND IMPORTANT NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

General. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the IRS.

Obtaining a Number. If you do not have a Social Security Number/Taxpayer Identification Number or you do not know your SSN/TIN, you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

What SSN/TIN to Give. Please refer to the following guidelines:

   ACCOUNT TYPE       GIVE SSN OF        ACCOUNT TYPE      GIVE EMPLOYER ID # OF
--------------------------------------------------------------------------------
-Individual          Individual       -Trust, Estate, or   Trust, Estate, or
                                      Pension Plan Trust   Pension Plan Trust
--------------------------------------------------------------------------------
-Joint Individual    Owner who will   -Corporation,        Corporation,
                     be paying tax    Partnership, or      Partnership, or
                     or first-named   other organization   other organization
                     individual
--------------------------------------------------------------------------------
-Unif. Gift/         Minor            -Broker nominee      Broker nominee
  Transfer to Minor
--------------------------------------------------------------------------------
-Sole Proprietor     Owner of
                     business
--------------------------------------------------------------------------------
-Legal Guardian      Ward, Minor,
                     or Incompetent
--------------------------------------------------------------------------------

Exempt Recipients. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients include:

A corporation

A financial institution

An organization exempt from tax under section 501(a), or an individual retirement plan

A registered dealer in securities or commodities registered in the U.S. or a U.S. possession

A real estate investment trust

A common trust fund operated by a bank under section 584(a)

                                                     Templeton Region Funds -

                                       41

PAGE

An exempt charitable remainder trust or a non-exempt trust described in section 4947(a)(1)

An entity registered at all times under the Investment Company Act of 1940

IRS Penalties. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

Exempt Foreign Person. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. You are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S.
(or your transactions are exempt from U.S. taxes under a tax treaty).

Permanent Address. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide

   - Templeton Region Funds

                                       42

PAGE

your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

Notice of Change in Status. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that (1) the taxpayer identification number you have given is correct, and (2) the Internal Revenue Service has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

When to File. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years.

How Often You Must File. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

                                                     Templeton Region Funds -

                                       43

PAGE

FOR CORPORATE SHAREHOLDERS--FORM OF RESOLUTION

It will be necessary for corporate shareholders to provide a certified copy of a resolution or other certificate of authority to authorize the purchase as well as sale (redemption) of shares and withdrawals by checks or drafts. You may use the following form of resolution or you may prefer to use your own. It is understood that the Fund, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., the custodian bank and their affiliates may rely upon these authorizations until revoked or amended by written notice delivered by registered or certified mail to the Fund.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected of
               Title                               Corporate Name
a  _______________________________  organized under the laws of the State of
           Type of Organization
 ___________________  and that the following is a true and correct copy
          State
of a resolution adopted by the Board of Directors at a meeting duly called and held on __________________________
                      Date

     RESOLVED, that the
                                               Officers' Titles
     of this Corporation or Association are authorized to open an account in the name of the Corporation or Association with one or more of the Franklin Group of Funds or Templeton Family of Funds (collectively, the "Funds") and to deposit such funds of this Corporation or Association in this account as they deem necessary or desirable; that the persons authorized below may endorse checks and other instruments for deposit to said account or accounts; and

     FURTHER RESOLVED, that any of the following  __________  officers are number
     authorized to sign any share assignment on behalf of this Corporation or Association and to take any other actions as may be necessary to sell or redeem its shares in the Funds or to sign checks or drafts withdrawing funds from the account; and

     FURTHER RESOLVED, that this Corporation or Association shall hold harmless, indemnify, and defend the Funds, their custodian bank, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and their affiliates, from any claim, loss or liability resulting in whole or in

   - Templeton Region Funds

                                       44

PAGE

     part, directly or indirectly, from their reliance from time to time upon any certifications by the secretary or any assistant secretary of this Corporation or Association as to the names of the individuals occupying such offices and their acting in reliance upon these resolutions until actual receipt by them of a certified copy of a resolution of the Board of Directors of the Corporation or Association modifying or revoking any or all such resolutions.

The undersigned further certifies that the below named persons, whose signatures appear opposite their names and office titles, are duly elected officers of the Corporation or Association. (Attach additional list if necessary.)

---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature
---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature
---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature
---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature
---------------------------------------    ---------------------------------------
Name of Corporation or Association         Date

Certified from minutes
                       Name and Title
                         CORPORATE SEAL (if appropriate)

                                                     Templeton Region Funds -

                                       45

PAGE

FRANKLIN TEMPLETON
TELEPHONE REDEMPTION AUTHORIZATION
AGREEMENT

You may use Franklin Templeton's telephone redemption privilege to redeem uncertificated Franklin Templeton Fund shares for up to $50,000 (or your shareholder account balance, whichever is less) per day, per fund account in accordance with the terms of the Funds' prospectus.

The telephone redemption privilege is available only to shareholders who specifically request it. If you would like to add this redemption privilege to the other telephone transaction privileges now automatically available to Franklin Templeton Fund shareholders, please sign and return this authorization to Franklin/Templeton Investor Services, Inc. ("Investor Services"), transfer agent and shareholder servicing agent for the Franklin Templeton Funds.

Shareholder Authorization: I/We request the telephone redemption privilege under the terms described below and in the prospectus for each investment company in Franklin Templeton (a "Franklin Templeton Fund" or a "Fund"), now open or opened at a later date, holding shares registered as follows:

--------------------------------------------------------------------------------
Print name(s) as shown in registration (called "Shareholder")

--------------------------------------------------------------------------------
Account number(s)

I/We authorize each Fund and Investor Services to honor and act upon telephone requests, given as provided in this agreement, to redeem shares from any Shareholder account.

-------------------------------------
-------------------------------------
Signature(s) of all registered owners and date

-------------------------------------
-------------------------------------
Printed name (and title/capacity, if applicable)

Verification Procedures: I/We understand and agree that: (1) each Fund and Investor Services will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine and that if these confirmation procedures are not followed, the Fund or Investor Services may be liable for any losses due to unauthorized or fraudulent telephone instructions;
(2) the confirmation procedures will include the recording of telephone calls requesting redemptions, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and the sending of confirmation statements to the address of record each time a redemption is

   - Templeton Region Funds

                                       46

PAGE

initiated by telephone; and (3) as long as the Fund and Investor Services follow the confirmation procedures in acting on instructions communicated by telephone which were reasonably believed to be genuine at the time of receipt, neither they nor their parent or affiliates will be liable for any loss, damages or expenses caused by an unauthorized or fraudulent redemption request.

Jointly Owned/Co-Trustee Accounts: Each of us signing this agreement as either joint owners or co-trustees authorize each Fund and Investor Services to honor telephone redemption requests given by ANY ONE of the signers or our investment representative of record, if any, ACTING ALONE.

Appointment of Attorney-in-Fact: In order to issue telephone redemption requests acting alone, each of us individually makes the following appointment: I hereby appoint the other joint owner(s)/co-trustee(s) as my agent(s) (attorney(s)-in-fact) with full power and authority to individually act for me in any lawful way with respect to the issuance of instructions to a Fund or Investor Services in accordance with the telephone redemption privilege we have requested by signing this agreement. This appointment shall not be affected by my subsequent disability or incompetency and shall remain in effect until it is revoked by either written notice from any one of us delivered to a Fund or Investor Services by registered mail, return receipt requested, or by a Fund or Investor Services upon receipt of any information that causes a Fund or Investor Services to believe in good faith that there is or that there may be a dispute among any of us with respect to the Franklin Templeton Fund account(s) covered by this agreement. Each of us agrees to notify the Fund or Investor Services immediately upon the death of any of the undersigned.

Corporate/Partnership/Trust/Retirement Accounts: The Shareholder and each of us signing this agreement on behalf of the Shareholder represent and warrant to each Franklin Templeton Fund and Investor Services that the Shareholder has the authority to enter into this agreement and that each of us are duly authorized to execute this agreement on behalf of the Shareholder. The Shareholder agrees that its election of the telephone redemption privilege means that a Fund or Investor Services may honor a telephone redemption request given by ANY officer/ partner/member/administrator or agent of Shareholder ACTING ALONE.

Restricted Accounts: Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton Trust Company retirement accounts.

PLEASE RETURN THIS FORM TO:

     Franklin/Templeton Investor Services, Inc.
     P.O. Box 33030
     St. Petersburg, FL 33733-8030

                                                     Templeton Region Funds -

                                       47

PAGE

                      This page intentionally left blank.

   - Templeton Region Funds

                                       48

PAGE

                      This page intentionally left blank.

                                                     Templeton Region Funds -

                                       49

PAGE

                      This page intentionally left blank.

   - Templeton Region Funds

                                       50

AGE

                      This page intentionally left blank.

                                                     Templeton Region Funds -

                                       51

PAGE

                      This page intentionally left blank.

   - Templeton Region Funds

                                       52

PAGE

                      This page intentionally left blank.

                                                     Templeton Region Funds -

                                       53

PAGE

                      This page intentionally left blank.

   - Templeton Region Funds

                                       54

PAGE

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST E Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

INTERNATIONAL GROWTH

Franklin Global Health Care Fund
Franklin International Equity Fund
Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Global Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller
 Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

INTERNATIONAL GROWTH
AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton
 Global Currency Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

INTERNATIONAL INCOME

Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High
 Income Currency Fund
Templeton Americas
 Government Securities Fund

GROWTH

Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME

Franklin Balance Sheet
 Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Premier Return Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Templeton American Trust, Inc.

INCOME

Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin AGE High Income Fund
Franklin Investment
 Grade Income Fund
Franklin Short-Intermediate U.S.
 Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR NON-U.S. INVESTORS:
Franklin Tax-Advantaged
 High Yield Securities Fund
Franklin Tax-Advantaged
 International Bond Fund
Franklin Tax-Advantaged U.S.
 Government Securities Fund

FOR CORPORATIONS:
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS
SEEKING TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES

Franklin Valuemark(SM)
Franklin Templeton Valuemark
 Income Plus (an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities.


PAGE

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION



PAGE






TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF
ADDITIONAL INFORMATION
JANUARY 1, 1997
700 Central Avenue
St. Petersburg, FL 33701 1-800/DIAL BEN

Contents                                                                   Page
How Do the Funds Invest Their Assets?..........................................
What Are the Funds' Potential Risks?...........................................
Investment Restrictions........................................................
Officers and Trustees..........................................................
Investment Management and Other Services.......................................
How Do the Funds Buy Securities
For Their Portfolios?..........................................................
How Do I Buy, Sell and Exchange Shares?........................................
How Are Fund Shares Valued?....................................................
Additional Information on
Distributions and Taxes........................................................
The Funds' Underwriter.........................................................
How Do the Funds Measure Performance?..........................................
Miscellaneous Information......................................................
Financial Statements...........................................................
Useful Terms and Definitions...................................................
Appendix.......................................................................

When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

The Templeton Global Investment Trust (the "Trust") is an open-end management investment company with five separate series. There are four diversified series:
Templeton Growth and Income Fund ("Growth and Income Fund"); Templeton Global Infrastructure Fund ("Infrastructure Fund"); Templeton Greater European Fund ("Greater European Fund"); and Templeton Latin America Fund ("Latin America Fund"). There is also one non-diversified series, Templeton Americas Government Securities Fund ("Americas Government Securities Fund"). This SAI relates to the Advisor Class shares of the Greater European Fund and the Latin America Fund.

The Greater European Fund and the Latin America Fund may, separately or collectively, be referred to as the "Fund" or "Funds,"or individually by its name.

Greater European Fund's investment objective is long-term capital growth, which it seeks to achieve by investing in equity securities of companies in Greater Europe (Western, Central and Eastern Europe and Russia).

Latin America Fund's investment objective is long-term capital growth, which it seeks to achieve by investing in equity securities and debt obligations of issuers in Latin American countries.



PAGE


Advisor Class shares are only available for purchase by certain persons, including, among others, certain financial institutions (such as banks, trust companies, savings institutions and credit unions); government and tax-exempt entities; certain pension, profit sharing and employee benefit plans; certain qualified groups, including family trusts, endowments, foundations and corporations; Franklin Templeton Fund Allocator Series; and directors, trustees, officers and full time employees (and their family members) of Franklin Templeton Group and the Franklin Templeton Group of Funds.

The Funds' Prospectus, dated January 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in a Fund. For a free copy, call 1-800/DIAL BEN or write a Fund at the address shown.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUNDS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

         - ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

         - are not deposits or obligations of, or guaranteed or endorsed by, any bank;

         - are subject to investment risks, including the possible loss of principal.


HOW DO THE FUNDS INVEST THEIR ASSETS?

Investment Policies. The investment objective and policies of each Fund are described in the Fund's Prospectus under the heading "How Do the Funds Invest Their Assets?"

Repurchase Agreements. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Investment Manager of each Fund will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. A Fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board, i.e., banks or broker-dealers which have been determined by a Fund's Investment Manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Debt Securities. The Funds may invest in debt securities that are rated in any rating category by S&P or Moody's or that are unrated by any rating agency. As an operating policy, which may be changed by the Board without shareholder approval, neither Greater European Fund nor Latin America Fund will invest more than 5% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The market value of debt

PAGE


securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's Net Asset Value.

Bonds which are rated Baa by Moody's are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated D by S&P are the lowest rated class of bonds, and generally are in payment default. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than do higher rated securities, high-risk, low rated debt securities (commonly referred to as "junk bonds") and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses seeking recovery.

PAGE


A Fund may accrue and report interest income on high yield bonds, such as zero coupon bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, and to generally be relieved of federal tax liabilities, a Fund must distribute all of its net income and gains to shareholders (see "Additional Information on Distributions and Taxes") generally on an annual basis. A Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash in order to satisfy the distribution requirement.

Recent legislation, which requires federally insured savings and loan associations to divest their investments in low rated debt securities, may have a material adverse effect on a Fund's Net Asset Value and investment practices.

Structured Investments. Included among the issuers of debt securities in which each Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions. The extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which each Fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

Each Fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although each Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent that such Fund's assets may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to a Fund's restrictions on investments in illiquid securities.

Convertible Securities. The Funds may invest in convertible securities, including convertible debt and convertible preferred stock. Convertible securities are fixed-income securities which may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. These securities are usually senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed-income security) and its conversion value (the value of the underlying shares of

PAGE


common stock if the security is converted). The investment value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The conversion value of a convertible security is influenced by the value of the underlying common stock.

Futures Contracts. Each Fund may purchase and sell financial futures contracts. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements. Each Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, a Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract or, in the case of an index futures contract, owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

Options on Securities, Indices and Futures. Each Fund may write covered put and call options and purchase put and call options on securities, securities indices and futures contracts that are traded on U.S. and foreign exchanges and in the over-the-counter markets.

An option on a security or a futures contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or futures contract (in the case of a call option) or to sell a specified security or futures contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

Each Fund may write a call or put option only if the option is "covered." A call option on a security or futures contract written by a Fund is "covered" if the Fund owns the underlying security or futures contract covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security or futures contract is also covered if a Fund holds a call on the same security or futures contract and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade U.S. Government securities in a segregated account with its custodian. A put option on a security or

PAGE


futures contract written by a Fund is "covered" if the Fund maintains cash or fixed-income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

A Fund will cover call options on securities indices that it writes by owning securities whose price changes, in the opinion of the Fund's Investment Manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index. In that event, a Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund will cover put options on securities indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

A Fund will receive a premium from writing a put or call option, which increases its gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index or futures contract on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index or futures contract rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, a Fund assumes the risk of a decline in the underlying security, index or futures contract. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index or futures contract, writing covered put options will increase a Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

Each Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, a Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of a Fund's investments does not decline as anticipated, or if the value of the option does not increase, each Funds' loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index or futures contract and the changes in value of a Fund's security holdings being hedged.

A Fund may purchase call options on individual securities or futures contracts to hedge against an increase in the price of securities or futures contracts that it anticipates purchasing in the future. Similarly, a Fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, a Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index or futures contract does not rise.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although a Fund may be able to offset to some extent any

PAGE


adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by a Fund, as well as the cover for options written by a Fund, are considered not readily marketable and are subject to the Trust's limitation on investments in securities that are not readily marketable. See "Investment Restrictions."

Foreign Currency Hedging Transactions. In order to hedge against foreign currency exchange rate risks, each Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. Each Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

A Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when a Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with a Fund's forward foreign currency transactions, an amount of its assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, a Fund will always have cash, cash equivalents or high quality debt securities available in an amount sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

A Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to its position, a Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

A Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund's portfolio securities or adversely affect the prices of securities that a Fund intends to purchase at a later date.

PAGE


The successful use of foreign currency futures will usually depend on the ability of the Investment Managers to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.


WHAT ARE THE FUNDS' POTENTIAL RISKS?

Both Funds have the right to purchase securities in any foreign country, developed or developing. You should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Funds, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its Net Asset Value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

To the extent of the Communist Party's influence, investments in such countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of

PAGE


securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

Governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of a Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

Greater European Fund may invest a portion of its assets in Russian securities. There can be no assurance that appropriate sub-custody arrangements will be available to the Fund if and when the Fund seeks to invest a portion of its assets in Russian securities. As a non-fundamental policy, the Fund will not invest more than 5% of its total assets in Russian securities.

Investing in Russian securities involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (i) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (ii) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (iii) pervasiveness of corruption and crime in the Russian economic system; (iv) currency exchange rate volatility and the lack of available currency hedging instruments; (v) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (vi) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (vii) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (viii) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (ix) dependency on exports and the corresponding importance of international trade;
(x) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (xi) possible difficulty in identifying a purchaser of securities held by the Fund due to the underdeveloped nature of the securities markets.

There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for the Fund to lose its registration through fraud, negligence or even mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or

PAGE


other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent the Fund from investing in the securities of certain Russian issues deemed suitable by its Investment Manager. Further, this also could cause a delay in the sale of Russian securities by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Investing in Latin American issuers involves a high degree of risk and special considerations not typically associated with investing in the U. S. and other more developed securities markets, and should be considered highly speculative. Such risks include: (i) restrictions or controls on foreign investment and limitations on repatriation of invested capital and Latin America Fund's ability to exchange local currencies for U.S. dollars; (ii) higher and sometimes volatile rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (iii) the risk that certain Latin American countries, which are among the largest debtors to commercial banks and foreign governments and which have experienced difficulty in servicing sovereign debt obligations in the past, may negotiate to restructure sovereign debt obligations; (iv) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) more substantial government involvement in and control over the local economies; and
(vii) dependency on exports and the corresponding importance of international trade.

Latin American countries may be subject to a greater degree of economic, political, and social instability than is the case in the U.S., Japan, or Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in governmental control through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies and terrorist activities; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection; and (vi) drug trafficking.

Each Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

PAGE


The Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Funds' portfolio securities are denominated may have a detrimental impact on the Funds. Through the flexible policy of the Funds, the Investment Managers endeavor to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time they place the Funds' investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The Board considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Advisory and Other Services"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of an Investment Manager, any losses resulting from the holding of portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the Board's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments will not occur.

A Fund's ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Funds intend to purchase or sell futures and related options only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of futures and options for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or options and movements in the prices of the securities being hedged. Successful use of futures and related options by a Fund for hedging purposes also depends upon the Investment Manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

There are several risks associated with transactions in options on securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by a Fund, it would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in

PAGE


a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Additional risks may be involved with the Funds' special investment techniques, including loans of portfolio securities and borrowing for investment purposes. These risks are described under the heading "How Do the Funds Invest Their Assets? - Types of Securities In Which Funds May Invest" in the Prospectus.


INVESTMENT RESTRICTIONS

The Funds have adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of a Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of a Fund or (ii) 67% or more of the shares of a Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. Each Fund may not:

1. Invest in real estate or mortgages on real estate (although the Funds may invest in marketable securities secured by real estate or interests therein); invest in other open-end investment companies (except in connection with a merger, consolidation, acquisition or reorganization); invest in interests (other than publicly issued debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts as described in the Prospectus).

2. Purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if, as a result, as to 75% of a Fund's total assets (a) more than 5% of the Fund's total assets would then be invested in securities of any single issuer, or (b) the Fund would then own more than 10% of the voting securities of any single issuer.

3. Act as an underwriter; issue senior securities except as set forth in investment restriction 6 below; or purchase on margin or sell short, except that each Fund may make margin payments in connection with futures, options and currency transactions.

4. Loan money, except that a Fund may (a) purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, (b) enter into repurchase agreements and (c) lend its portfolio securities.

5. Borrow money, except that a Fund may borrow money from banks in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed).

6. Mortgage, pledge or hypothecate its assets (except as may be necessary in connection with permitted borrowings); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on future contracts.

7. Invest more than 25% of its total assets in a single industry.

PAGE


8. Participate on a joint or a joint and several basis in any trading account in securities. (See "How Do the Funds Buy Securities For Their Portfolios?") as to transactions in the same securities for the Funds and/or other mutual funds and clients with the same or affiliated advisers.)

If a Fund receives from an issuer of securities held by the Fund subscription rights to purchase securities of that issuer, and if the Fund exercises such subscription rights at a time when the Fund's portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in Investment Restrictions 2 or 7 above, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, the Fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.

Additional Restrictions. Each Fund has adopted the following additional restrictions which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, a Fund may not:

1. Purchase or retain securities of any company in which trustees or officers of the Trust or of a Fund's Investment Manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

2. Invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years.

3. Invest more than 5% of its net assets in warrants whether or not listed on the NYSE or American Stock Exchange, and more than 2% of its net assets in warrants that are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

4. Purchase or sell real estate limited partnership interests.

5. Purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs).

6. Invest for the purpose of exercising control over management of any company.

7. Purchase more than 10% of a company's outstanding voting securities.

8. Invest more than 15% of the Fund's total assets in securities that are not readily marketable (including repurchase agreements maturing in more than seven days and over-the-counter options purchased by the Fund), including no more than 10% of its total assets in restricted securities. Rule 144A securities are not subject to the 10% limitation on restricted securities, although a Fund will limit its investment in all restricted securities, including Rule 144A securities, to 15% of its total assets.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

PAGE


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Trust, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Trust under the 1940 Act are indicated by an asterisk (*).

HARRIS J. ASHTON              Trustee            Chairman of the board, president, and chief
Metro Center                                     executive officer of General Host Corporation
1 Station Place                                  (nursery and craft centers); and a director of
Stamford, Connecticut                            RBC Holdings (U.S.A.) Inc. (a bank holding
Age 64                                           company) and Bar-S Foods.

NICHOLAS F. BRADY*            Trustee            Chairman of Templeton Emerging Markets
102 East Dover Street                            Investment Trust PLC; chairman of Templeton
Easton, Maryland                                 Latin America Investment Trust PLC; chairman
Age 66                                           of Darby Overseas Investments, Ltd. (an
                                                 investment firm) (1994-present); chairman and
                                                 director of Templeton Central and Eastern
                                                 European Fund; director of the Amerada Hess
                                                 Corporation, Christiana Companies, and the
                                                 H.J. Heinz Company; formerly, Secretary of the
                                                 United States Department of the Treasury
                                                 (1988-January 1993) and chairman of the board
                                                 of Dillon, Read & Co. Inc. (investment banking)
                                                 prior to 1988; and director or trustee of 23 of the
                                                 investment companies in the Franklin Templeton
                                                 Group of Funds.

MARTIN L. FLANAGAN*           Trustee and Vice   Senior vice president, treasurer, and chief
777 Mariners Island Blvd.     President          financial officer of Franklin Resources, Inc.;
San Mateo, California                            director, and executive vice president of
Age 36                                           Templeton Investment Counsel, Inc.; director,
                                                 president and chief executive officer of
                                                 Templeton Global Investors, Inc.; accountant
                                                 with Arthur Andersen & Company (1982-1983);
                                                 and a member of the International Society of
                                                 Financial Analysts and the American Institute of
                                                 Certified Public Accountants; and officer and/or
                                                 director or trustee of 60 of the investment
                                                 companies in the Franklin Templeton Group of
                                                 Funds.

PAGE


HASSO-G VON                   Trustee             Farmer; and president of Clairhaven
DIERGARDT-                                        Investments, Ltd. and other private investment
NAGLO                                             companies; and director or trustee of 12 of the
R.R. 3                                            investment companies in the Franklin Templeton
Stouffville, Ontario                              Group of Funds.
Age 80

S. JOSEPH FORTUNATO           Trustee             Member of the law firm of Pitney, Hardin, Kipp
200 Campus Drive                                  & Szuch; a director of General Host Corporation
Florham Park, New Jersey                          (nursery and craft centers); and director or
Age 64                                            trustee of 57 of the investment companies in the
                                                  Franklin Templeton Group of Funds.


JOHN Wm. GALBRAITH            Trustee             President of Galbraith Properties, Inc. (personal
360 Central Avenue                                investment company); director of Gulf West
Suite 1300                                        Banks, Inc. (bank holding company)
St. Petersburg, Florida                           (1995-present); formerly, director of Mercantile
Age 74                                            Bank (1991-1995), vice chairman of Templeton,
                                                  Galbraith & Hansberger Ltd. (1986-1992), and
                                                  chairman of Templeton Funds Management, Inc.
                                                  (1974-1991); and director or trustee of 23 of the
                                                  investment companies in the Franklin Templeton
                                                  Group of Funds.

ANDREW H. HINES, JR.          Trustee             Consultant for the Triangle Consulting Group;
150 2nd Avenue N.                                 chairman and director of Precise Power
St. Petersburg, Florida                           Corporation; executive-in-residence of Eckerd
Age 73                                            College (1991-present); director of Checkers
                                                  Drive-In Restaurants, Inc.; formerly, chairman
                                                  of the board and chief executive officer of
                                                  Florida Progress Corporation (1982-February
                                                  1990) and director of various of its subsidiaries;
                                                  and director or trustee of 24 of the investment
                                                  companies in the Franklin Templeton Group of
                                                  Funds.

PAGE


CHARLES B. JOHNSON*           Trustee, Chairman   Trustee, Chairman, President, chief executive
777 Mariners Island Blvd.     of the Board and    officer, and director of Franklin Resources, Inc.;
San Mateo, California         Vice President      chairman of the board and director of Franklin
Age 63                                            Advisers, Inc. and Franklin Templeton
                                                  Distributors, Inc.; director of Franklin
                                                  Templeton Investor Services, Inc., General Host
                                                  Corporation and Templeton Global Investors,
                                                  Inc.; and officer and director, trustee or
                                                  managing general partner, as the case may be, of
                                                  most other subsidiaries of Franklin Resources,
                                                  Inc., and 56 of the investment companies in the
                                                  Franklin Templeton Group of Funds.

BETTY P. KRAHMER              Trustee             Director or trustee of various civic associations;
2201 Kentmere Parkway                             formerly, economic analyst, U.S. Government;
Wilmington, Delaware                              and director or trustee of 23 of the investment
Age 67                                            companies in the Franklin Templeton Group of
                                                  Funds.

GORDON S. MACKLIN             Trustee             Chairman of White River Corporation
8212 Burning Tree Road                            (information services); director of Fund America
Bethesda, Maryland                                Enterprises Holdings, Inc., MCI
Age 68                                            Communications Corporation, Fusion Systems
                                                  Corporation, Infovest Corporation, MedImmune,
                                                  Inc. Source One Mortgage Services Corporation,
                                                  and Shoppers Express, Inc. (on-line shopping
                                                  service); formerly, chairman of Hambrecht and
                                                  Quist Group, director of H&Q Healthcare
                                                  Investors and Lockheed Martin Corporation, and
                                                  president of the National Association of
                                                  Securities Dealers, Inc.; and director or trustee
                                                  of 52 of the investment companies in the
                                                  Franklin Templeton Group of Funds.

FRED R. MILLSAPS              Trustee             Manager of personal investments (1978-present);
2665 N.E. 37th Drive                              director of various other business and nonprofit
Fort Lauderdale, Florida                          organizations; formerly, chairman and chief
Age 67                                            executive officer of Landmark Banking
                                                  Corporation (1969-1978), financial vice president
                                                  of Florida Power and Light (1965-1969), and
                                                  vice president of The Federal Reserve Bank of
                                                  Atlanta (1958-1965); and director or trustee of
                                                  24 of the investment companies in the Franklin
                                                  Templeton Group of Funds.

PAGE


EDITH E. HOLIDAY              Trustee            Director (1993 - present) of Amerada Hess
3239 38th Street, N.W.                           Corporation and Hercules Incorporated; director
Washington, D.C.  20016                          of Beverly Enterprises, Inc. (1995 - present) and
Age 44                                           H. J. Heinz Company (1994 - present); chairman
                                                 (1995 - present) and trustee (1993 present) of
                                                 National Child Research Center; formerly,
                                                 assistant to the President of the United States and
                                                 Secretary of the Cabinet (1990-1993), general
                                                 counsel to the United States Treasury
                                                 Department (1989-1990), and counselor to the
                                                 Secretary and Assistant Secretary for Public
                                                 Affairs and Public Liaison - United States
                                                 Treasury Department (1988-1989); and director
                                                 or trustee of 15 of the investment companies in
                                                 the Franklin Templeton Group of Funds.

MARK G. HOLOWESKO             President          President and chief investment officer of
Lyford Cay                                       Templeton Global Advisors Limited; executive
Nassau, Bahamas                                  vice president and director of Templeton
Age 36                                           Worldwide, Inc.; president or vice president of
                                                 the Templeton Funds; formerly, investment
                                                 administrator with Roy West Trust Corporation
                                                 (Bahamas) Limited (1984-1985); and officer of
                                                 23 of the investment companies in the Franklin
                                                 Templeton Group of Funds.

RUPERT H. JOHNSON, JR.        Vice President     Executive vice president and director of Franklin
777 Mariners Island Blvd.                        Resources, Inc. and Franklin Templeton
San Mateo, California                            Distributors, Inc.; president and director of
Age 55                                           Franklin Advisers, Inc.; director of Franklin
                                                 Templeton Investor Services, Inc.; and officer
                                                 and/or director, trustee or managing general
                                                 partner, as the case may be, of most other
                                                 subsidiaries of Franklin Resources, Inc., and an
                                                 officer and/or director, as the case may be, of
                                                 most other subsidiaries of Franklin Resources,
                                                 Inc. and 60 of the investment companies in the
                                                 Franklin Templeton Group of Funds.

PAGE


HARMON E. BURNS               Vice President      Executive vice president, secretary and director
777 Mariners Island Blvd.                         of Franklin Resources, Inc.; executive vice
San Mateo, California                             president and director of Franklin Templeton
Age 51                                            Distributors, Inc.; executive vice president of
                                                  Franklin Advisers, Inc.; officer and/or director,
                                                  as the case may be, of other subsidiaries of
                                                  Franklin Resources, Inc.; and officer and/or
                                                  director or trustee of 60 of the investment
                                                  companies in the Franklin Templeton Group of
                                                  Funds.

CHARLES E. JOHNSON            Vice President      Senior vice president and director of Franklin
500 East Broward Blvd.                            Resources, Inc.; senior vice president of
Ft. Lauderdale, Florida                           Franklin Templeton Distributors, Inc.; president
Age 40                                            and director of Franklin Institutional Service
                                                  Corporation; president and chief executive
                                                  officer of Templeton Worldwide, Inc.; chairman
                                                  of the board of Templeton Investment Counsel,
                                                  Inc.; officer and/or director, as the case may be,
                                                  of other subsidiaries of Franklin Resources, Inc.;
                                                  and an officer and/or director or trustee of 39 of
                                                  the investment companies in the Franklin
                                                  Templeton Group of Funds.

DEBORAH R. GATZEK             Vice President      Senior vice president and general counsel of
777 Mariners Island Blvd.                         Franklin Resources, Inc.; senior vice president
San Mateo, California                             of Franklin Templeton Distributors, Inc.; vice
Age 47                                            president of Franklin Advisers, Inc. and officer
                                                  of 60 of the investment companies in the
                                                  Franklin Templeton Group of Funds.

SAMUEL J. FORESTER, JR.       Vice President      President of the Templeton Global Bond
500 East Broward Blvd.                            Managers Division of Templeton Investment
Fort Lauderdale, Florida                          Counsel, Inc.; president or vice president of
Age 48                                            other Templeton Funds; founder and partner of
                                                  Forester, Hairston Investment Management
                                                  (1989-1990); managing director (Mid-East
                                                  Region) of Merrill Lynch, Pierce, Fenner &
                                                  Smith Inc. (1987-1988); and advisor for Saudi
                                                  Arabian Monetary Agency (1982-1987); and
                                                  officer of 10 of the investment companies in the
                                                  Franklin Templeton Group of Funds.

PAGE


JOHN R. KAY                   Vice President      Vice president and treasurer of Templeton
500 East Broward Blvd.                            Global Investors, Inc. and Templeton
Fort Lauderdale, Florida                          Worldwide, Inc.; assistant vice president of
Age 56                                            Franklin Templeton Distributors, Inc.; formerly,
                                                  vice president and controller of the Keystone
                                                  Group, Inc.; and officer of 27 of the investment
                                                  companies in the Franklin Templeton Group of
                                                  Funds.

GARY CLEMONS                  Vice President      Research analyst for Templeton Investment
500 East Broward Blvd.                            Counsel, Inc. (1993-present); formerly, research
Fort Lauderdale, Florida                          analyst for Templeton Quantitative Advisors,
Age 39                                            Inc.

DOUGLAS R. LEMPEREUR          Vice President      Senior vice president of the Templeton Global
500 East Broward Blvd.                            Bond Managers Division of Templeton
Fort Lauderdale, Florida                          Investment Counsel, Inc.; formerly, securities
Age 47                                            analyst for Colonial Management Associates
                                                  (1985-1988), Standish, Ayer & Wood
                                                  (1977-1985), and The First National Bank of
                                                  Chicago (1974-1977); and officer of 3 of the
                                                  investment companies in the Franklin Templeton
                                                  Group of Funds.

NEIL S. DEVLIN                Vice President      Senior vice president, Portfolio Management/
500 East Broward Blvd.                            Research, of the Templeton Global Bond
Fort Lauderdale, Florida                          Managers division of Templeton Investment
Age 39                                            Counsel, Inc.; formerly, portfolio manager and
                                                  bond analyst for Constitutional Capital
                                                  Management (1985-1987); and a bond trader and
                                                  research analyst for Bank of New England
                                                  (1982-1985); and officer of 4 of the investment
                                                  companies in the Franklin Templeton Group of
                                                  Funds.

JAMES R. BAIO                 Treasurer           Certified public accountant; senior vice president
500 East Broward Blvd.                            of Templeton Worldwide, Inc., Templeton
Fort Lauderdale, Florida                          Global Investors, Inc., and Templeton Funds
Age 42                                            Trust Company; formerly, senior tax manager
                                                  for Ernst & Young (certified public accountants)
                                                  (1977-1989); and treasurer of 23 of the
                                                  investment companies in the Franklin Templeton
                                                  Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and the Investment Managers. Nonaffiliated members of the Board and Mr. Brady are currently paid an annual retainer and/or fees

PAGE



for attendance at Board and Committee meetings, the amount of which is based on the level of assets in each Fund. Accordingly, the Trust currently pays the independent Trustees and Mr. Brady an annual retainer of $1,000 and a fee of $100 per meeting of the Board and its portion of a flat fee of $2,000 for each Audit Committee meeting and/or Nominating and Compensation Committee meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and Mr. Brady by the Trust and by other funds in the Franklin Templeton Group of Funds.

PAGE


                                                                           Total Fees           Number of Boards in
                                                     Total Fees         Received from the     the Franklin Templeton
                                                    Received from      Franklin Templeton       Group of Funds on
Name                                                 the Trust*         Group of Funds**       Which Each Serves***
Harris J. Ashton.................................        $425              $ 327,925                    55
Nicholas F. Brady................................         425                 98,225                    23
F. Bruce Clarke..................................         479                 83,350                    19
Hasso-G von Diergardt-Naglo......................         425                 77,350                    19
S. Joseph Fortunato..............................         425                344,745                    57
John Wm. Galbraith...............................         325                 70,100                    22
Andrew H. Hines, Jr..............................         809                106,325                    23
Betty P. Krahmer.................................         425                 93,475                    23
Gordon S. Macklin................................         755                321,525                    52
Fred R. Millsaps.................................         479                104,325                    23

*For the fiscal year ended March 31, 1996.
**For the calendar year ended December 31, 1995.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 60 registered investment companies, with approximately 164 U.S. based funds or series.

Nonaffiliated members of the Board and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Trust or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of June 25, 1996, the officers and Board members, as a group, owned less than 1% of each class of each Fund.

Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Managers and Services Provided. Greater European Fund's Investment Manager is TGA. Latin America Fund's Investment Manager is TICI. Each Fund's Investment Manager, provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. TGA renders its services to Greater European Fund from outside the U.S. Each Investment Manager's activities are subject to the review and supervision of the Board to whom the Investment Manager renders periodic reports of the Fund's investment activities. Each Investment Manager is covered by fidelity insurance on its officers, directors and employees for the protection of the Trust.

PAGE


The Investment Managers and their affiliates act as investment managers to numerous other investment companies or funds and accounts. Each Investment Manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the Investment Manager on behalf of each Fund. Similarly, with respect to a Fund, the Investment Manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the Investment Manager and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. The Investment Manager is not obligated to refrain from investing in securities held by a Fund or other funds that it manages. Of course, any transactions for the accounts of an Investment Manager and other access persons will be made in compliance with the Trust's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

Investment Management Fees. Under its investment management agreement, Greater European Fund pays TGA a monthly fee equal on an annual basis to 0.75% of its average daily net assets. Latin America Fund pays TICI a monthly fee equal on an annual basis to 1.25% of its average daily net assets. Each class pays its proportionate share of the management fee.

For the fiscal period from May 8, 1995 to March 31, 1996, before fee reductions and expense limitations, the Greater European Fund's investment management fees totaled $24,741 and the Latin America Fund's management fees totaled $44,350. Under an agreement by the respective Investment Manager to limit their fees, the Funds paid no management fees for such fiscal period.

Investment Management Agreement. The investment management agreement for Greater European Fund is in effect until July 31, 1997 and the investment management agreement for Latin America Fund is in effect until July 31, 1997. An investment management agreement for a Fund may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the investment management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. Each investment management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of a Fund's outstanding voting securities, or by the respective Investment Manager on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Administrative Services. [PLEASE CONFIRM THE FOLLOWING DISCLOSURE.] Under an agreement with the Trust, FT Services provides certain administrative services and facilities for the Funds. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under the administration agreement, the Funds pay FT Services a monthly administration fee equal to an annual rate of 0.15% of combined average daily net assets of the funds included in the Trust (the Funds, Templeton Americas Government Securities Fund, Templeton Growth and Income Fund and Templeton Global Infrastructure Fund) up to $200 million, 0.135% of such combined average daily net assets over $200 million up to $700 million, 0.10% of such combined average daily net assets over $700 million up to 1.2 billion, and 0.075% of such combined average daily net assets over $1.2 billion. The fee is allocated among the Trust's five series of shares according to their respective average daily net assets. Each class of shares of each of the

PAGE


Trust's five series of shares pays a portion of the fee, determined by the proportion of the series that it represents.

For the fiscal period from May 8, 1995 to March 31, 1996, before fee reductions and expense limitations, the Funds' administrative services fees totaled $4,949 for the Greater European Fund and $5,322 for the Latin America Fund. Under an agreement by FT Services (and, prior to October 1, 1996, Templeton Global Investors, Inc.) to limit its fees, each Fund paid no administrative services fees for such fiscal period. After August 1, 1997, this agreement may end at any time upon notice to the Board.

Shareholder Servicing Agent. Investor Services, a wholly-owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as each Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

Custodian. The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, New York 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of each Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. McGladrey & Pullen LLP, 555 Fifth Avenue, New York, New York 10017 are the Funds' independent auditors. During the fiscal year ended March 31, 1996, their auditing services consisted of rendering opinions on the financial statements of each Fund included in the Funds' Annual Report to Shareholders for the fiscal year ended March 31, 1996, and review of the Trust's filings with the SEC and the IRS. Advisor Class shares of the Funds were not offered to the public before January 1, 1997.


HOW DO THE FUNDS BUY SECURITIES FOR THEIR PORTFOLIOS?

The selection of brokers and dealers to execute transactions in each Fund's portfolio is made by the Fund's Investment Manager in accordance with criteria set forth in the investment management agreement and any directions that the Board may give.

When placing a portfolio transaction, each Investment Manager seeks to obtain prompt execution of orders at the most favorable net price. When portfolio transactions are done on a securities exchange, the amount of commission paid by a Fund is negotiated between the Investment Manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions are based to a large degree on the professional opinions of the persons responsible for the placement and review of the transactions. These opinions are based on, among others, the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Each Investment Manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the Investment Manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The amount of commission is not the only factor an Investment Manager considers in the selection of a broker to execute a trade. If an Investment Manager believes it is in a Fund's best interest, the Investment Manager

PAGE


may place portfolio transactions with brokers who provide the types of services described below, even if it means the Fund will pay a higher commission than if no weight were given to the broker's furnishing of these services. This will be done only if, in the opinion of an Investment Manager, the amount of any additional commission is reasonable in relation to the value of the services. Higher commissions will be paid only when the brokerage and research services received are bona fide and produce a direct benefit to a Fund or assist an Investment Manager in carrying out its responsibilities to a Fund, or when it is otherwise in the best interest of a Fund to do so, whether or not such services may also be useful to the Investment Manager in advising other clients. When an Investment Manager believes several brokers are equally able to provide the best net price and execution, it may decide to execute transactions through brokers who provide quotations and other services to a Fund, in an amount of total brokerage as may reasonably be required in light of these services. Specifically, these services may include providing the quotations necessary to determine a Fund's Net Asset Value, as well as research, statistical and other data.

It is not possible to place a dollar value on the special executions or on the research services received by an Investment Manager from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits each Investment Manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, each Investment Manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Trust's officers are satisfied that the best execution is obtained, the sale of Fund shares (which shall be deemed to include also shares of other funds which have either the same investment adviser or an investment adviser affiliated with a Fund's Investment Manager) may also be considered a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.

Because Distributors is a member of the National Association of Securities Dealers, it may sometimes receive certain fees when a Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of a Fund, any portfolio securities tendered by a Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next investment management fee payable to that Fund's Investment Manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by an Investment Manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Investment Manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund.

During the fiscal years and periods indicated below, each Fund paid the following brokerage commissions:

                                                                    MAY 8, 1995
                                                                        TO
                                                                  MARCH 31, 1996
--------------------------------------------------------------------------------

Greater European Fund.......................................         $17,067
Latin America Fund..........................................          20,945

PAGE


As of March 31, 1996, each Fund did not own securities of its regular broker-dealers.

PAGE


HOW DO I BUY, SELL AND EXCHANGE SHARES?

Additional Information on Buying Shares

Securities laws of states where a Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of a Fund may be required by state law to register as securities dealers.

When you buy shares, if you submit a check or a draft that is returned unpaid to a Fund we may impose a $10 charge against your account for each returned item.

Reinvestment Date. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

Additional Information on Exchanging Shares

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of a Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

Additional Information on Selling Shares

Systematic Withdrawal Plan. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by a Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from a Fund. This is especially likely to occur if there is a market

PAGE


decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

A Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if a Fund receives notification of the shareholder's death or incapacity.

Through Your Securities Dealer. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to a Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your securities dealer.

Redemptions in Kind. Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of a Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of a Fund. In these circumstances, the securities distributed would be valued at the price used to compute a Fund's net assets and you may incur brokerage fees in converting the securities to cash. Each Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

General Information

If dividend checks are returned to a Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of a Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

Special Services. The Franklin Templeton Institutional Services Department provides specialized services, including recordkeeping, for institutional investors. The cost of these services is not borne by a Fund.

Investor Services may pay certain financial institutions that maintain omnibus accounts with a Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

PAGE


Certain shareholder servicing agents may be authorized to accept your transaction request.


HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share of each class of each Fund separately as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time, each day that the NYSE is open for trading. As of the date of this SAI, the Trust is informed that the NYSE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of each Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by an Investment Manager.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by a Fund is its last sale price on the relevant exchange prior to the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the Net Asset Value of each class for each Fund is not calculated. Thus, the calculation of the Net Asset Value of each class for each Fund does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size

PAGE


trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, a Fund may utilize a pricing service, bank or securities dealer to perform any of the above described functions.


ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

Distributions

You may receive two types of distributions from a Fund:

1. Income dividends. A Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in a Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. Capital gain distributions. A Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by a Fund derived from net short-term and net long-term capital gains (after taking into account any net capital loss carryovers) may generally be made twice each year. One distribution may be made in December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of that year. Any net short-term and net long-term capital gains realized by a Fund during the remainder of the fiscal year may be distributed following the end of the fiscal year. These distributions, when made, will generally be fully taxable to a Fund's shareholders. Each Fund may make one distribution derived from net short-term and net long-term capital gains in any year or adjust the timing of its distributions for operational or other reasons.

Taxes

As stated in the Prospectus, each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, a Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of a Fund's available earnings and profits.

The following discussion summarizes certain U.S. federal tax considerations incident to an investment in a Fund.

Each Fund intends to qualify as a regulated investment company under the Code. To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of the following assets held for less than three months: (i) stock and securities, (ii) options, futures and forward contracts (other than options,

PAGE


futures and forward contracts on foreign currencies), and (iii) foreign currencies (and options, futures and forward contracts on foreign currencies) which are not directly related to the Fund's principal business of investing in stocks and securities (or options and futures with respect to stock or securities); (c) diversify its holdings so that, at the end of each quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

The Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

Dividends of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions of net investment income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's qualifying dividend income. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are taxable to you as long-term capital gains, regardless of the length of time you have held the Fund's shares, and are not eligible for the dividends-received deduction. Generally, dividends and distributions are taxable to you, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's net investment income or net capital realized gain may be characterized as a return of capital to you or, in some cases, as capital gain. You will be notified annually as to the federal tax status of dividends and distributions you receive and any tax withheld thereon.

Distributions by a Fund reduce the Net Asset Value of the Fund shares. Should a distribution reduce the Net Asset Value below your cost basis, the distribution nevertheless would be taxable to you as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to you.

PAGE


Certain of the debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Funds, original issue discount that accrues on a debt security in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Some of the debt securities may be purchased by the Funds at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semiannual compounding of interest.

A Fund may invest in debt securities issued in bearer form. Special rules applicable to bearer debt may in some cases result in (i) treatment of gain realized with respect to such a debt security as ordinary income and (ii) disallowance of deductions for losses realized on dispositions of such debt securities. If these special rules apply, the amount that must be distributed to Fund shareholders may be increased as compared to a fund that did not invest in debt securities issued in bearer form.

A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking-to-market the Funds' PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Funds could, in limited circumstances, incur nondeductible interest charges. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which

PAGE


will be taxed to you as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and intends to elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by that Fund. Pursuant to this election, you will be required to include in gross income (in addition to taxable dividends actually received) your pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) your pro rata share of foreign income and similar taxes in computing your taxable income or to use it as a foreign tax credit against your U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed if you do not itemize deductions, but in such case you may be eligible to claim the foreign tax credit (see below). You will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed your U.S. tax attributable to your foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its Shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. You may be unable to claim a credit for the full amount of your proportionate share of the foreign taxes paid by a Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as U.S. source income.

Certain options, futures, and foreign currency forward contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

PAGE


A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to you as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and foreign currency forward contracts.

If a Fund invests in another investment company, it is possible that the Fund would not receive information or distributions from the underlying investment company in a time frame that permits the Fund to meet its tax-related requirements in an optimal manner. However, it is anticipated that the Fund would seek to minimize these risks. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that a Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, a Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for Federal income tax purposes, rather than as an ordinary dividend, reducing your basis in your Fund shares, or as a capital gain.

Upon the sale or exchange of your shares, you will realize a taxable gain or loss depending upon your basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in your hands, and generally will be long-term if your holding period for the shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by you on the sale of a Fund's shares held by you for six months or less will

PAGE


be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains you received with respect to such shares.

In some cases, you will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of your shares. This prohibition generally applies where (i) you incur a sales charge in acquiring the stock of a regulated investment company, (ii) the stock is disposed of before the 91st day after the date on which it was acquired, and
(iii) you subsequently acquire shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

Each Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to you if (i) you fail to furnish a Fund with your correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (ii) the IRS notifies you or a Fund that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, you fail to certify that you are not subject to backup withholding. Any amounts withheld may be credited against your federal income tax liability.

Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. You are advised to consult your own tax advisers for details with respect to the particular tax consequences of an investment in a Fund.


THE FUNDS' UNDERWRITER

Pursuant to underwriting agreements, Distributors acts as principal underwriter in a continuous public offering for all classes of each Fund's shares. Each underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of a Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 60 days' written notice.

PAGE


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors will not receive compensation from a Fund for acting as underwriter with respect to the Advisor Class shares.

PAGE


HOW DO THE FUNDS MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual total return quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance for the Advisor Class shares follows. For any period prior to January 1, 1997, the standardized performance quotations for Advisor Class will be calculated by substituting the performance of Class I for the relevant time period, and excluding the effect of the maximum sales charge and including the effect of Rule 12b-1 fees applicable to Class I. Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

Total Return

Average Annual Total Return. Average annual total return is determined by finding the average annual rates of return over one-, five- and ten-year periods, or fractional portion thereof, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period and the deduction of all applicable charges and fees.

The average annual total return for Advisor Class for the period from commencement of operations through March 31, 1996 for Greater European Fund would have been _____% and for Latin America Fund would have been ____%.

These figures were calculated according to the SEC formula:

                                P(1+T)(n) = ERV

where:

P      =  a hypothetical initial payment of $1,000
T      =  average annual total return
n      =  number of years
ERV    =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period

Cumulative Total Return. The Funds may also quote the cumulative total return for each class, in addition to the average annual total return. These quotations are computed the same way, except the cumulative total return will be based on the actual return for each class for a specified period rather than on the average return over the period. The cumulative total return for Advisor Class for the period from commencement of operations through March 31, 1996 for Greater European Fund would have been ____% and for Latin America Fund would have been ____%.

PAGE


Volatility

Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Other Performance Quotations

For any period prior to January 1, 1997, sales literature about Advisor Class may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI by substituting the performance of Class I for the relevant time period and excluding the effect of the maximum sales charge, if applicable, and Rule 12b-1 fees applicable to Class I.

Sales literature referring to the use of the Funds as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

A Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Templeton Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Templeton Funds.

Comparisons and Other Information

From time to time, advertisements or information for a Fund may include a discussion of certain attributes or benefits to be derived from an investment in a Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the performance of Advisor Class to the return on CDs or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of a Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of a Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used

PAGE


by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

Performance information for each Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for a Fund reflects only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

From time to time, each Fund and its Investment Manager may also refer to the following information:

(1) Each Investment Manager's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

(2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

(3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization.

(4) The geographic and industry distribution of the Funds' portfolio and the Funds' top ten holdings.

(5) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

(6) To assist investors in understanding the different returns and risk characteristics of various investments, each Fund may show historical returns of various investments and published indices (e.g., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

(7) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

(8) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

(9) Allegorical stories illustrating the importance of persistent long-term investing.

PAGE


(10) Each Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

(11) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

(12) The number of shareholders in a Fund or the aggregate number of shareholders of the Franklin Templeton Group of Funds or the dollar amount of fund and private account assets under management.

(13) Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

(14) Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing, including the following:

         - "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."

         -        "Diversify by company, by industry and by country."

         -        "Always maintain a long-term perspective."

         -        "Invest for maximum total real return."

         -        "Invest - don't trade or speculate."

         -        "Remain flexible and open-minded about types of investment."

         -        "Buy low."

         - " When buying stocks, search for bargains among quality stocks."

         -        "Buy value, not market trends or the economic outlook."

         - "Diversify. In stocks and bonds, as in much else, there is safety in numbers."

         -        "Do your homework or hire wise experts to help you."

         -        "Aggressively monitor your investments."

         -        "Don't panic."

         -        "Learn from your mistakes."

         -        "Outperforming the market is a difficult task."

PAGE


         - "An investor who has all the answers doesn't even understand all the questions."

*Sir John Templeton sold the Templeton organization to Resources in October, 1992 and resigned from each Fund's Board on April 16, 1995. He is no longer involved with the investment management process.

         -        "There's no free lunch."

         - "And now the last principle: Do not be fearful or negative too often."

MISCELLANEOUS INFORMATION

A Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that these goals will be met.

The Trust is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the Franklin Templeton Group has over $143 billion in assets under management for more than 4.1 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 114 U.S. based mutual funds to the public. A Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.


[NOTE: THIS INFORMATION SHOULD BE AS OF A DATE NO MORE THAN 30 DAYS PRIOR TO THE FILING OF THE REGISTRATION STATEMENT.] As of June 25, 1996, the principal shareholders of each Fund, beneficial or of record, are as follows:

                                  Share
Name and Address                 Amount    Percentage
----------------                 ------    ----------
GROWTH AND INCOME
 FUND - CLASS I
Templeton Global
 Investors, Inc.                106,102        8%
500 E. Broward Blvd.
 Ste. 2100

PAGE


                                  Share
Name and Address                 Amount    Percentage
----------------                 ------    ----------
Ft. Lauderdale, FL 33394

GROWTH AND INCOME
 FUND - CLASS II
Smith Barney Inc.                15,637        5%
388 Greenwich Street
New York, NY 10013

INFRASTRUCTURE
 FUND - CLASS II
Raymond James &
 Associates, Inc.                 9,549        5%
FAO John J. Whitehouse TEE
JJ Whitehouse Liv TR
8037 Pebble Creek Lane W
Ponte Vedra Beach , FL 32082

Donaldson Lufkin Jenrette        10,440        6%
Securities Corporation, Inc.
PO Box 2052
Jersey City, NJ 07303

GREATER EUROPEAN
 FUND - CLASS I
Templeton Global
 Investors, Inc.                 50,144       10%
c/o Barry R. Forbes
500 E. Broward Blvd.
 Ste. 2100
Ft. Lauderdale, FL 33394

Merrill Lynch Pierce             34,481        7%
 Fenner & Smith, Inc.
PO Box 45286
Jacksonville, FL 32232-5286

PaineWebber                      49,841        10%
FBO American Guaranty
 & Trust Co.
TTEE Sara Brianne Kiner Trust
PO Box 15627
Wilmington, DE 19850-5627

PAGE


                                  Share
Name and Address                 Amount    Percentage
----------------                 ------    ----------
PaineWebber                      24,060        5%
FBO American Guaranty
 & Trust Co.
Shanika Baldwin Trust
PO Box 15627
Wilmington, DE 19850-5627

GREATER EUROPEAN
 FUND - CLASS II
Templeton Global
 Investors, Inc.                49,979        28%
c/o Barry R. Forbes
500 E. Broward Blvd.
 Ste. 2100
Ft. Lauderdale, FL 33394

PaineWebber                      49,529        28%
FBO JP Barger
JPB Enterprises
8A Henshaw Street
Woburn, MA 01801-4627

Margaret M. Fields               14,673        8%
610 East Avenue, Apt. 6
Rochester, NY 14607

LATIN AMERICA
 FUND - CLASS I
Templeton Global
 Investors, Inc.                 50,577        9%
c/o Barry R. Forbes
500 E. Broward Blvd.
 Ste. 2100
Ft. Lauderdale, FL 33394

PAGE


                                  Share
Name and Address                 Amount    Percentage
----------------                 ------    ----------
AMERICAS GOVERNMENT
 SECURITIES FUND
Templeton Global
 Investors, Inc.                 283,155       72%
c/o Mike Corcoran
500 E. Broward Blvd.
 Ste. 2100
Ft. Lauderdale, FL 33394

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

In the event of disputes involving multiple claims of ownership or authority to control your account, a Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

FINANCIAL STATEMENTS

The audited financial statements contained in the Annual Report to Shareholders of a Fund, for the fiscal year ended March 31, 1996, including the auditors' report, are incorporated herein by reference. These audited financial statements do not include information for Advisor Class as these shares were not publicly offered prior to the date of this SAI.


USEFUL TERMS AND DEFINITIONS

1933 Act - Securities Act of 1933, as amended

1940 Act - Investment Company Act of 1940, as amended

PAGE


Board - The Board of Trustees of the Trust

CD - Certificate of deposit

Class I, Class II and Advisor Class - Each Fund offers three classes of shares, designated "Class I," "Class II" and "Advisor Class." The three classes have proportionate interests in the respective Fund's portfolio. Class I and Class II differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Advisor Class shares are purchased without a sales charge and do not have a Rule 12b-1 plan.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., each Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

Franklin Funds - the mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust

Franklin Templeton Funds - The Franklin Funds, the Templeton Funds and Mutual Series.

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries.

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R), the Templeton Group of Funds and Mutual Series.

FT Services - Franklin Templeton Services, Inc.

Investment Manager - Templeton Global Advisors Limited, P.O. Box N-7759, Lyford Cay, Nassau, Bahamas for Greater European Fund or Templeton Investment Counsel, Inc., Broward Financial Centre, Fort Lauderdale, FL 33394-3091 for Latin America Fund (collectively, the "Investment Managers.")

Investor Services - Franklin/Templeton Investor Services, Inc., each Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Letter - Letter of Intent

PAGE


Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

Moody's - Moody's Investors Service, Inc.

Mutual Series - Franklin Mutual Series Fund Inc.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - the value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The Net Asset Value per share is determined by dividing the Net Asset Value of a Fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

Offering Price - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II. Advisor Class has no front-end sales charge.

Qualified Retirement Plan(s) - an employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

REIT - Real Estate Investment Trust

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with a Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

PAGE


Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Funds and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.

PAGE


APPENDIX

Corporate Bond Ratings

MOODY'S

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic

PAGE


rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

PAGE


                       This page intentionally left blank.


                                      -49-


PAGE


                       This page intentionally left blank.


                                      -50-


PAGE


                       This page intentionally left blank.


                                      -51-

PAGE



                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a) FINANCIAL STATEMENTS: Incorporated by reference from Registrant's 1996 Annual Report to Shareholders of Templeton Growth and Income Fund, Templeton Global Infrastructure Fund, Templeton Americas Government Securities Fund and Templeton Region Funds:

                  Independent  Auditor's Report
                  Investment Portfolio as of March 31, 1996
                  Statement of Assets and Liabilities as of March 31, 1996 Statement of Operations for fiscal year ended March 31, 1996 Statement of Changes in Net Assets for the years ended
                      March 31, 1996 and 1995
                  Notes to Financial Statements

                  Incorporated by reference from the Registrant's (unaudited) June 30, 1996 Semi-Annual Report:

                  Investment Portfolios
                  Statement of Assets and Liabilities
                  Statement of Operations
                  Statement of Changes in Net Assets
                  Notes to Financial Statements


         (b)  EXHIBITS

                  (1)      Trust Instrument ***

                  (2)      By-Laws ***

                  (3)      Not Applicable

                  (4) (A) Not Applicable

                  (5) (A) Investment Management Agreement -
                             Templeton Growth and Income Fund ****

                      (B) Investment Management Agreement -***
                             Templeton Global Infrastructure Fund

                      (C) Investment Management Agreement -***
                             Templeton Americas Government Securities Fund

                      (E) Investment Management Agreement -
                             Templeton Greater European Fund ****

                      (F) Investment Management Agreement -
                             Templeton Latin America Fund ****

                  (6) (A) Amended and Restated Distribution Agreement ****
                      (B) Form of Dealer Agreement ***

                  (7)  Not Applicable

                  (8)  Amended and Restated Custody Agreement ****

                  (9)  (A) Fund Administration Agreement
                       (B) Amended and Restated Transfer Agent Agreement ****
                       (C) Form of Sub-Transfer Agent Services Agreement ***
                       (D) Form of Shareholder Sub-Accounting Services
                            Agreement ***

                  (10) Opinion and consent of counsel (filed with Rule
                        24f-2 Notice) **

                  (11) Consent of independent public accountants

                  (12) Not Applicable

                  (13)     (A) Investment Letter *

                  (14) Not Applicable

                  (15) (A)(i) Distribution Plan -- Templeton Growth and Income
                              Fund Class I Shares *
                          (ii)Distribution Plan -- Templeton Growth and Income
                              Fund Class II Shares *
                           (B)(i)Distribution Plan -- Templeton Global
                                 Infrastructure Fund Class I Shares *
                             (ii)Distribution Plan -- Templeton Global
                                 Infrastructure Fund Class II Shares *
                           (C)Distribution Plan -- Templeton Americas
                              Government Securities Fund ***
                           (D)(i)Distribution Plan -- Templeton Greater
                                 European Fund Class I Shares ****
                             (ii)Distribution Plan -- Templeton Greater European
                                 Fund Class II Shares ****
                           (E)(i)Distribution Plan -- Templeton Latin America
                                 Fund Class I Shares ****
                             (ii)Distribution Plan -- Templeton Latin America
                                 Fund Class II Shares ****

                  (16) Schedule showing computation of performance quotations provided in response to Item 22 (unaudited) ***

                  (18) Form of Multiclass Plan *

                  (27) Financial Data Schedule

--------------------

* Filed with Post-Effective Amendment No. 5 to the Registration Statement on May 1, 1995

** Rule 24f-2 Notice filed with the Securities and Exchange Commission on May 28, 1996.

*** Filed with Post-Effective Amendment No. 7 to the Registration Statement on July 7, 1995.

**** Filed with Post-Effective Amendment No. 9 to the Registration Statement on July 22, 1996.

PAGE


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                                                         Number of
         TITLE OF CLASS                             RECORDHOLDERS

         Templeton Growth and Income Fund

         Shares of Beneficial Interest,             1,775 as of
         par value $0.01 per Share -                November 30, 1996
         Class I:

         Shares of Beneficial Interest,             399 as of
         par value $0.01 per Share -                November 30, 1996
         Class II:

         Templeton Global Infrastructure Fund

         Shares of Beneficial Interest,            3,284 as of
         par value $0.01 per Share -               November 30, 1996
         Class I:

         Shares of Beneficial Interest,           275 as of
         par value $0.01 per Share -              November 30, 1996
         Class II:

         Templeton Americas Government Securities Fund

         Shares of Beneficial Interest,           171 as of
         par value $0.01 per Share -              November 30, 1996
         Class I:

         Templeton Greater European Fund

         Shares of Beneficial Interest,          693 as of
         par value $0.01 per Share -             November 30, 1996
         Class I:

         Shares of Beneficial Interest,          204 as of
         par value $0.01 per Share -             November 30, 1996
         Class II:

         Templeton Latin America Fund

         Shares of Beneficial Interest,          1,114 as of
         par value $0.01 per Share -             November 30, 1996
         Class I


PAGE


         Shares of Beneficial Interest,          274 as of
         par value $0.01 per Share -             November 30, 1996
         Class II:


ITEM 27.  INDEMNIFICATION.

                  Reference is made to Article IV of the Registrant's Declaration of Trust, which is filed herewith.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND ITS OFFICERS AND DIRECTORS

                  The business and other connections of Templeton Global Advisors Limited (the investment adviser of Templeton Growth and Income Fund and Templeton Greater European Fund) and Templeton Investment Counsel, Inc. (the investment adviser of Templeton Global Infrastructure Fund, Templeton Americas Government Securities Fund and Templeton Latin America Fund) are described in Parts A and B of this Registration Statement.

                  For information relating to the investment advisers' officers and directors, reference is made to Forms ADV filed under the Investment Advisers Act of 1940 by Templeton Global Advisors Limited and Templeton Investment Counsel, Inc.


PAGE


ITEM 29.  PRINCIPAL UNDERWRITERS

                  (a) Franklin Templeton Distributors, Inc. also acts as principal underwriter of shares of:

                           Franklin Templeton Japan Fund
                           Templeton American Trust, Inc.
                           Templeton Capital Accumulator Fund, Inc.
                           Templeton Developing Markets Trust
                           Templeton Funds, Inc.
                           Templeton Global Opportunities Trust
                           Templeton Global Real Estate Fund
                           Templeton Global Smaller Companies Fund, Inc. Templeton Growth Fund, Inc.
                           Templeton Income Trust
                           Templeton Institutional Funds, Inc.
                           Templeton Variable Products Series Fund

                           Franklin Asset Allocation  Fund
                           Franklin California Tax Free Income Fund, Inc. Franklin California Tax Free Trust
                           Franklin Custodian Funds,  Inc.
                           Franklin Equity Fund
                           Franklin Federal Money Fund
                           Franklin Federal Tax-Free Income  Fund
                           Franklin Gold Fund
                           Franklin High Income Trust
                           Franklin Investors Securities Trust
                           Franklin Managed Trust
                           Franklin Money Fund
                           Franklin Municipal Securities Trust
                           Franklin New York Tax-Free Income Fund
                           Franklin New York Tax-Free Trust
                           Franklin Premier Return Fund
                           Franklin Real Estate Securities Fund
                           Franklin Strategic Mortgage Portfolio
                           Franklin Strategic Series
                           Franklin Tax-Advantaged High Yield Securities Fund Franklin Tax-Advantaged International Bond Fund Franklin Tax-Advantaged U.S. Government Securities
                                Fund
                           Franklin Tax Exempt Money Fund
                           Franklin Tax-Free Trust
                           Franklin Templeton Global Trust
                           Franklin Templeton International Trust
                           Franklin Templeton Money Fund Trust
                           Franklin Value Investors Trust
                           Institutional Fiduciary Trust

         (b) The directors and officers of FTD, located at 777 Mariners Island Blvd., San Mateo, California 94404, are as follows:

                                                                                          Position with THE REGISTRANT
                  NAME                    POSITION WITH UNDERWRITER

Charles B. Johnson                        Chairman of the Board and Director            Trustee, Chairman and Vice
                                                                                        President

Gregory E. Johnson                        President                                     None

Rupert H. Johnson, Jr.                    Executive Vice President and Director         Vice President

Harmon E. Burns                           Executive Vice President and Director         Vice President

Edward V. McVey                           Senior Vice President                         None

Kenneth V. Domingues                      Senior Vice President                         None

Kenneth A. Lewis                          Treasurer                                     None

William J. Lippman                        Senior Vice President                         None

Richard C. Stoker                         Senior Vice President                         None

Charles E. Johnson                        Senior Vice President                         Vice President
500 E Broward Blvd.
Ft. Lauderdale, FL

Deborah R. Gatzek                         Senior Vice President and Assistant           Vice President
                                          Secretary

Daniel T. O'Lear                          Senior Vice President                         None

Peter Jones                               Senior Vice President                         None
700 Central Avenue
St. Petersburg, FL

James K. Blinn                            Vice President                                None

Richard O. Conboy                         Vice President                                None

James A. Escobedo                         Vice President                                None

Loretta Fry                               Vice President                                None

Robert N. Geppner                         Vice President                                None

Mike Hackett                              Vice President                                None

Bret W. Feuss                             Vice President                                None

Philip J. Kearns                          Vice President                                None

Ken Leder                                 Vice President                                None

Jack Lemein                               Vice President                                None

John R. McGee                             Vice President                                None

Harry G. Mumford                          Vice President                                None

Vivian J. Palmieri                        Vice President                                None

Kent P. Strazza                           Vice President                                None

Alison Hawksley                           Assistant Vice President                      None

John R. Kay                               Assistant Vice President                      Vice President
500 E Broward Blvd.
Ft. Lauderdale, FL

Franice Arnone                            Assistant Vice President                      None

Sarah Stypa                               Assistant Vice President                      None

Andrea Dover                              Assistant Vice President                      None

Laura Komar                               Assistant Vice President                      None

Virginia Marans                           Assistant Vice President                      None

Bernadette Marino Howard                  Assistant Vice President                      None

Susan Thompson                            Assistant Vice President                      None

Leslie M. Kratter                         Secretary                                     None

Philip A. Scatena                         Assistant Treasurer                           None

Karen DeBellis                            Assistant Treasurer                           Assistant Treasurer
700 Central Avenue
St. Petersburg, FL


 (c)  Not Applicable (Information on unaffiliated underwriters).

ITEM 29.  LOCATION OF ACCOUNTS AND RECORDS

                  The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Franklin Templeton Services, Inc., 500 East Broward Blvd., Fort Lauderdale, Florida 33394.

ITEM 31.  MANAGEMENT SERVICES

                  Not Applicable.

ITEM 32.  UNDERTAKINGS.

                  (a)  Not Applicable.

                  (b)  Not Applicable.


PAGE



                  (c) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question f removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholder communications provisions of
                  Section 16(c) of the Investment Company Act of 1940.

                  (d) Registrant undertakes to furnish to each person to whom its Prospectus is provided a copy of its latest Annual Report, upon request and without charge.




PAGE



                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg in the State of Florida on the 30th day of December, 1996.

                                            TEMPLETON GLOBAL INVESTMENT TRUST

                                                     (REGISTRANT)

                                           By:
                                            Mark G. Holowesko*
                                            President

*By:/s/JOHN K. CARTER
    John K. Carter
     attorney-in-fact**


                  Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


             SIGNATURE                             TITLE                            DATE

____________________                          President (Chief           December 30, 1996
Mark G. Holowesko*                           Executive Officer)
____________________                              Trustee                December 30, 1996
Charles B. Johnson*

____________________                              Trustee                December 30, 1996
Martin L. Flanagan*
____________________                              Trustee                December 30, 1996
Betty P. Krahmer*

___________________                               Trustee                December 30, 1996
Fred R. Millsaps*
____________________                              Trustee                December 30, 1996
Harris J. Ashton*

____________________                              Trustee                December 30, 1996
S. Joseph Fortunato*
____________________                              Trustee                December 30, 1996
Andrew H. Hines, Jr.*

____________________                              Trustee                December 30, 1996
John Wm. Galbriath*
____________________                              Trustee                December 30, 1996
Gordon S. Macklin*

____________________                              Trustee                December 30, 1996
Nicholas F. Brady*
____________________                          Treasurer (Chief           December 30, 1996
James R. Baio*                       Financial and Accounting Officer)





*By:/s/JOHN K. CARTER
    John K. Carter
    Attorney-in-fact**

** Powers of Attorney were previously filed in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Templeton Global Investment Trust (File No. 33-73244), filed on March 1, 1994, or are contained herewith.



PAGE



                                POWER OF ATTORNEY

                  The undersigned officers and Trustees of TEMPLETON GLOBAL INVESTMENT TRUST (the "Registrant") hereby appoint Allan S. Mostoff, Jeffrey L. Steele, William J. Kotapish, Deborah R. Gatzek, Barbara J. Green, Larry L. Greene, and John K. Carter (with full power to each of them to act alone) his attorney-in-fact and agent, in all capacities, to execute, and to file any of the documents referred to below relating to Post-Effective Amendments to the Registrant's registration statement on Form N-1A under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933 covering the sale of shares by the Registrant under prospectuses becoming effective after this date, including any amendment or amendments increasing or decreasing the amount of securities for which registration is being sought, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorneys, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do if personally present, thereby ratifying all that said attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.

                  The undersigned officers and Trustees hereby execute this Power of Attorney as of this 12th day of December, 1996.




/s/HARRIS J.ASHTON                                /s/EDITH E. HOLIDAY
   Harris J. Ashton, Trustee                         Edith E. Holiday, Trustee


/s/NICHOLAD F. BRADY                              /s/CHARLES B. JOHNSON
   Nicholas F. Brady, Trustee                        Charles B. Johnson, Trustee


/s/MARTIN L. FLANAGAN                             /s/BETTY P. KRAHMER
   Martin L. Flanagan, Trustee                       Betty P. Krahmer, Trustee


/s/S. JOSEPH FORTUNATO                            /s/GORDON S.MACKLIN
   S. Joseph Fortunato, Trustee                      Gordon S. Macklin, Trustee


/s/JOHN WM. GALBRAAITH                            /s/FRED R. MILLSAPS
   John Wm. Galbraith, Trustee                       Fred R. Millsaps, Trustee



/s/ANDREW H. HINES, JR.                           /s/HASSO-G VON DIERGARDT-NAGLO
   Andrew H. Hines, Jr., Trustee                     Hasso-G Von Diergardt-Naglo, Trustee


/s/MARK G. HOLOWESKO                              /s/JAMES R. BAIO
   Mark G. Holowesko, President                      James R. Baio, Treasurer

